UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23724

Total Fund Solution

(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Stephen E. Baird, President

Total Fund Solution

c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI 53202

(Name and address of agent for service)

(855) 625-7333

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Cromwell CenterSquare Real Estate Fund
Investor Class | MRESX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/centersquare-real-estate. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.09%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Cromwell CenterSquare Real Estate Fund (MRESX) returned 7.09%, outperforming the 4.92% return of the FTSE Nareit All Equity REITs by 217 basis points (bps).
The REIT market underperformed broader equity markets in 2024, a result of interest rate volatility throughout the year. Expectations for a rate cut by the Federal Reserve were pushed into the second half of the year, which resulted in relatively flat performance for REITs during the first half. Investors’ optimism for cuts grew in the third quarter, finally materializing with a 50-basis point cut at the September meeting followed by 25-basis point cuts in both November and December. Returns initially surged on this optimism but softened late in the year as inflation concerns crept back to the forefront after the election. Expectations of fewer rate cuts in 2025 dragged down the broad equities markets in December, but it particularly impacted REITs.
• The Fund’s strong relative returns came from both stock selection and sector selection. The portfolio’s allocation to Health Care sector was the single largest source of relative outperformance with contributions from both stock selection and sector selection. A steady overweight to the sector contributed to outperformance due to the strength of returns in Health Care stocks throughout the year. Health Care was in favor during periods of economic uncertainty due to its defensive characteristics. The portfolio allocation tilted towards segments of the sector such as Seniors’ Housing with growth opportunities and favorable supply and demand dynamics. Equally important, the portfolio avoided more volatile segments such as Medical Office properties and Life Sciences, where a buildup of supply depressed valuations.
• The portfolio also benefited from its overweight allocation to Shopping Centers, another sector that was in favor when the path of economic growth was uncertain. Fourth quarter acquisition activity within Shopping Centers at favorable valuations boosted returns, particularly for positions held within the portfolio. Net lease was another large source of stock selection contribution as the account’s holdings of well-capitalized, high-credit quality exposure REITs in the sector outperformed. An overweight to the Data Center segment contributed additional outsized relative returns for the portfolio. Lastly, Towers and Timber, two sectors specific to the FTSE Nareit All Equity REIT Index, underperformed. The portfolio maintains underweights to both sectors, which contributed to the Fund’s outperformance for the year.
• Relative performance was partially offset by underweight allocations in the Regional Mall and Specialty sectors which produced higher total returns than the overall REIT index. Regional Malls were in favor with investors late in the year for their high sensitivity to the economic growth that the market expects in 2025. The Specialty sector includes REITs with no unifying theme. The strongest returns came from a document storage business that is developing data centers, a stock that has grown as a portfolio allocation throughout the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
Cromwell CenterSquare Real Estate Fund	PAGE 1	TSR-AR-89156Y407

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	7.09	4.11	5.34
FTSE NAREIT All Equity REITS Total Return Index	4.92	3.29	5.83
Dow Jones U.S. Select Real Estate Securities Total Return	8.02	3.37	4.87
S&P 500 TR	25.02	14.53	13.10
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$99,806,552
Number of Holdings	52
Net Advisory Fee	$695,485
Portfolio Turnover	35%
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*
Sector Breakdown

Top 10 Issuers	(%)
Equinix, Inc.	8.1%
American Tower Corp.	7.7%
Prologis, Inc.	5.7%
Welltower, Inc.	5.5%
Digital Realty Trust, Inc.	4.6%
Ventas, Inc.	3.8%
Invitation Homes, Inc.	3.7%
UDR, Inc.	3.5%
Extra Space Storage, Inc.	3.5%
Equity Residential	2.8%
*	Percentages are stated as a percentage of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/centersquare-real-estate.
Cromwell CenterSquare Real Estate Fund	PAGE 2	TSR-AR-89156Y407

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell CenterSquare Real Estate Fund	PAGE 3	TSR-AR-89156Y407

Cromwell CenterSquare Real Estate Fund
Institutional Class | MRASX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/centersquare-real-estate. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Cromwell CenterSquare Real Estate Fund (MRASX) returned 7.20%, outperforming the 4.92% return of the FTSE Nareit All Equity REITs by 228 basis points (bps).
The REIT market underperformed broader equity markets in 2024, a result of interest rate volatility throughout the year. Expectations for a rate cut by the Federal Reserve were pushed into the second half of the year, which resulted in relatively flat performance for REITs during the first half. Investors’ optimism for cuts grew in the third quarter, finally materializing with a 50-basis point cut at the September meeting followed by 25-basis point cuts in both November and December. Returns initially surged on this optimism but softened late in the year as inflation concerns crept back to the forefront after the election. Expectations of fewer rate cuts in 2025 dragged down the broad equities markets in December, but it particularly impacted REITs.
• The Fund’s strong relative returns came from both stock selection and sector selection. The portfolio’s allocation to Health Care sector was the single largest source of relative outperformance with contributions from both stock selection and sector selection. A steady overweight to the sector contributed to outperformance due to the strength of returns in Health Care stocks throughout the year. Health Care was in favor during periods of economic uncertainty due to its defensive characteristics. The portfolio allocation tilted towards segments of the sector such as Seniors’ Housing with growth opportunities and favorable supply and demand dynamics. Equally important, the portfolio avoided more volatile segments such as Medical Office properties and Life Sciences, where a buildup of supply depressed valuations.
• The portfolio also benefited from its overweight allocation to Shopping Centers, another sector that was in favor when the path of economic growth was uncertain. Fourth quarter acquisition activity within Shopping Centers at favorable valuations boosted returns, particularly for positions held within the portfolio. Net lease was another large source of stock selection contribution as the account’s holdings of well-capitalized, high-credit quality exposure REITs in the sector outperformed. An overweight to the Data Center segment contributed additional outsized relative returns for the portfolio. Lastly, Towers and Timber, two sectors specific to the FTSE Nareit All Equity REIT Index, underperformed. The portfolio maintains underweights to both sectors, which contributed to the Fund’s outperformance for the year.
• Relative performance was partially offset by underweight allocations in the Regional Mall and Specialty sectors which produced higher total returns than the overall REIT index. Regional Malls were in favor with investors late in the year for their high sensitivity to the economic growth that the market expects in 2025. The Specialty sector includes REITs with no unifying theme. The strongest returns came from a document storage business that is developing data centers, a stock that has grown as a portfolio allocation throughout the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
Cromwell CenterSquare Real Estate Fund	PAGE 1	TSR-AR-89156Y506

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/24/2017)
Institutional Class	7.20	4.21	5.02
FTSE NAREIT All Equity REITS Total Return Index	4.92	3.29	5.42
Dow Jones U.S. Select Real Estate Securities Total Return	8.02	3.37	4.45
S&P 500 TR	25.02	14.53	14.25
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$99,806,552
Number of Holdings	52
Net Advisory Fee	$695,485
Portfolio Turnover	35%
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*
Sector Breakdown

Top 10 Issuers	(%)
Equinix, Inc.	8.1%
American Tower Corp.	7.7%
Prologis, Inc.	5.7%
Welltower, Inc.	5.5%
Digital Realty Trust, Inc.	4.6%
Ventas, Inc.	3.8%
Invitation Homes, Inc.	3.7%
UDR, Inc.	3.5%
Extra Space Storage, Inc.	3.5%
Equity Residential	2.8%
*	Percentages are stated as a percentage of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/centersquare-real-estate.
Cromwell CenterSquare Real Estate Fund	PAGE 2	TSR-AR-89156Y506

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell CenterSquare Real Estate Fund	PAGE 3	TSR-AR-89156Y506

Cromwell Long Short Fund
Investor Class | MFADX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell Long Short Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/long-short. You can also request this information by contacting us at 1-855-625-7333.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	2.11%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (MFADX) rose 5.71% and the Russell 1000 Index returned 24.51%.
• The year 2024 proved to be another strong year for equity markets, with continued leadership from the largest U.S. companies, fueled by excitement about artificial intelligence (AI) investments and early signs of AI demand. Broadly speaking, this has been driven by expansion of price-to-earnings multiple and positive earnings revisions skewed toward these large leaders. Mid- to small-cap stocks posted low to mid-teens returns but lagged in 2024 due to less favorable earnings revisions and lower price-to-earnings multiple expansion.
• During the period from the beginning of the year through May 31, 2024, prior to Mutual of America Capital Management’s appointment as sub-advisor to the Fund, the Fund’s Industrials, Energy, and Basic Materials sectors’ holdings positively contributed to performance while the Real Estate sector’s holdings detracted from performance. With regards to specific holdings, Star Bulk Carriers and Costco Wholesale were the top contributing stocks in the portfolio from the beginning of 2024 through May 31, 2024. Over the same period, Lam Research Corp., Tesla, and Microsoft were top detractors from performance over the year.
• For the period from June 1, 2024, to the end of the year, the Fund was sub-advised by Mutual of America Capital Management. The long portion of the portfolio underperformed while the short portion of the portfolio had a negligible positive impact on performance. In the long book, the sector that contributed the most to performance was Consumer Staples followed by Utilities. Technology was the largest detractor from performance due to an underweight position in the sector and stock selection, followed by Energy. In the short book, the Fund had a positive impact from security selection in the Health Care and Technology.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
Cromwell Long Short Fund	PAGE 1	TSR-AR-89156Y100

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	5.71	7.06	3.80
Russell 1000 Total Return	24.51	14.28	12.87
S&P 500 TR	25.02	14.53	13.10
Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$91,376,893
Number of Holdings	135
Net Advisory Fee	$1,145,396
Portfolio Turnover	108%
Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*,,**,,†
Sector Breakdown

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
Amazon.com, Inc.	4.2%
Visa, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc.	1.9%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.6%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
†	Net exposure, includes securities sold short.
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Cromwell Long Short Fund	PAGE 2	TSR-AR-89156Y100

Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/long-short.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Long Short Fund	PAGE 3	TSR-AR-89156Y100

Cromwell Long Short Fund
Institutional Class | MFLDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell Long Short Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/long-short. You can also request this information by contacting us at 1-855-625-7333.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$193	1.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (MFLDX) rose 5.97% and the Russell 1000 Index returned 24.51%.
• The year 2024 proved to be another strong year for equity markets, with continued leadership from the largest U.S. companies, fueled by excitement about artificial intelligence (AI) investments and early signs of AI demand. Broadly speaking, this has been driven by expansion of price-to-earnings multiple and positive earnings revisions skewed toward these large leaders. Mid- to small-cap stocks posted low to mid-teens returns but lagged in 2024 due to less favorable earnings revisions and lower price-to-earnings multiple expansion.
• During the period from the beginning of the year through May 31, 2024, prior to Mutual of America Capital Management’s appointment as sub-advisor to the Fund, the Fund’s Industrials, Energy, and Basic Materials sectors’ holdings positively contributed to performance while the Real Estate sector’s holdings detracted from performance. With regards to specific holdings, Star Bulk Carriers and Costco Wholesale were the top contributing stocks in the portfolio from the beginning of 2024 through May 31, 2024. Over the same period, Lam Research Corp., Tesla, and Microsoft were top detractors from performance over the year.
• For the period from June 1, 2024, to the end of the year, the Fund was sub-advised by Mutual of America Capital Management. The long portion of the portfolio underperformed while the short portion of the portfolio had a negligible positive impact on performance. In the long book, the sector that contributed the most to performance was Consumer Staples followed by Utilities. Technology was the largest detractor from performance due to an underweight position in the sector and stock selection, followed by Energy. In the short book, the Fund had a positive impact from security selection in the Health Care and Technology.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
Cromwell Long Short Fund	PAGE 1	TSR-AR-89156Y308

CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.97	7.33	4.05
Russell 1000 Total Return	24.51	14.28	12.87
S&P 500 TR	25.02	14.53	13.10
Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$91,376,893
Number of Holdings	135
Net Advisory Fee	$1,145,396
Portfolio Turnover	108%
Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*,,**,,†
Sector Breakdown

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
Amazon.com, Inc.	4.2%
Visa, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc.	1.9%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.6%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
†	Net exposure, includes securities sold short.
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Cromwell Long Short Fund	PAGE 2	TSR-AR-89156Y308

Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/long-short.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Long Short Fund	PAGE 3	TSR-AR-89156Y308

Cromwell Foresight Global Sustainable Infrastructure Fund
Institutional Class | CFGIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell Foresight Global Sustainable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Cromwell Foresight Global Sustainable Infrastructure Fund (CFGIX) returned -5.55% while the S&P Global Infrastructure Index one-year return was 15.10%.
• Top individual holdings that positively contributed to performance in the period included Equinix, Digital Realty Trust, Cordiant Digital Infrastructure, Infratil, and Healthpeak Properties.
• Top individual holdings that detracted from performance in the period included Cellnex Telecom, Northland Power, Boralex, The Renewables Infrastructure Group, and Innergex.
• In preparation for a Trump-win, the Fund reduced its renewable energy exposure earlier in the year, while maintaining conviction in diversified assets. The Fund remains focused on global infrastructure opportunities, including decarbonization, energy security, and digital infrastructure.
Throughout the period, the Fund navigated a complex macroeconomic environment. 2024 began with elevated long-term government bonds, creating a growth-restrictive environment and placing downward pressure on share prices. Portfolio companies strategically focused on non-equity financing methods to free up capital. The market saw a gradual improvement in sentiment during the second half of the year as the Federal Reserve and European Central Bank initiated interest rate cuts in response to moderating inflation, while persistent core inflation and elevated service sector costs added challenges. In the U.S., resilient economic growth and strong labor markets supported a decline in inflation, while in Europe, inflation fell to its lowest levels in over three years. These shifts, alongside easing borrowing costs, improved sentiment across equity markets as the period came to an end, benefiting the Fund’s core sectors.
Portfolio companies leveraged structural growth drivers, inflation-linked contracts, and stable cash flows to mitigate risks. U.S. GDP growth reached 2.8% in Q3 2024, while Eurozone GDP exceeded expectations at 0.4% and inflation dropped to around 2%. Political developments, including UK budget negotiations and the U.S. election cycle, added volatility but also opportunities for growth. Trump’s victory in the U.S. election caused market fluctuations, particularly in sectors sensitive to regulatory shifts, with investors awaiting clarity on trade and climate policies.
During the period, sustained market volatility presented the Foresight Capital Management team with opportunities to make strategic portfolio adjustments. The team focused on identifying attractively valued companies with robust earnings profiles and strong cash-generating capabilities, to enhance portfolio characteristics. Portfolio rebalancing efforts throughout the period were aimed at optimizing risk-adjusted returns and positioning the portfolio for long-term growth.
A broader industry trend during the period included well-capitalized private entities seeking attractively priced and undervalued assets in the renewable energy sector, as seen with one of the Fund’s holdings, Encavis (ECV), which received a take-out offer from private equity firm, KKR. This transaction highlighted the attractiveness of ECV’s portfolio of wind and solar renewable energy assets across Europe, particularly given its discounted share price. In parallel, the Fund actively pursued portfolio disposals during the year, divesting select holdings to realize value and reposition for future opportunities.
Cromwell Foresight Global Sustainable Infrastructure Fund	PAGE 1	TSR-AR-89156Y878

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2023)
Institutional Class	-5.55	-6.36
S&P 500 TR	25.02	22.96
S&P Global Infrastructure Total Return Index	15.10	8.55
Visit https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$43,890,251
Number of Holdings	27
Net Advisory Fee	$278,295
Portfolio Turnover	24%
Visit https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure for more recent performance information.
Cromwell Foresight Global Sustainable Infrastructure Fund	PAGE 2	TSR-AR-89156Y878

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*
Sector Breakdown

Top 10 Issuers	(%)
Cellnex Telecom SA	6.6%
Equinix, Inc.	5.8%
3i Infrastructure PLC	5.7%
Infratil Ltd.	5.2%
American Tower Corp.	5.0%
Boralex, Inc.	4.7%
Healthpeak Properties, Inc.	4.1%
Renewables Infrastructure Group Ltd.	3.9%
National Grid PLC	3.8%
Brookfield Renewable Partners LP	3.7%

Top 10 Countries	(%)
United States	30.2%
United Kingdom	23.4%
Canada	15.8%
New Zealand	7.2%
Spain	6.6%
Jersey	5.7%
Australia	3.6%
Ireland	2.5%
Italy	2.3%
Cash & Other	2.7%
*	Percentages are stated as a percentage of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Foresight Global Sustainable Infrastructure Fund	PAGE 3	TSR-AR-89156Y878

Cromwell Tran Sustainable Focus Fund
Investor Class | LIMAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/tran-sustainable-focus. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (LIMAX) rose 15.00% and the S&P 500 Index returned 25.02%.
In 2024, the U.S. economy benefited from declining inflation, healthy employment levels, and a steady GDP growth. The Fund’s performance was driven by the following factors:
• In 2024, stock market performance was primarily dominated by the largest tech companies. The Magnificent Seven (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), on average, returned over 60% and accounted for over half of the S&P 500’s 2024 return. While the Fund owned some of the seven companies, we did not own all of them. Specifically, we did not own Apple and Tesla due to our fundamental concern that they are particularly expensive relative to their earnings growth.
• Specific underweights against the Magnificent Seven contributed nearly 550 basis points of underperformance against the S&P 500 Index. For example, not owning Apple and Tesla resulted in 300 bps of negative contribution.
• The Fund’s overweight in Amazon and Meta contributed nearly 200 bps of outperformance. However, it was not enough to offset the underweight in the former two, which together make up close to 7% of the S&P 500, and the Magnificent Seven all together.
• Other areas of underperformance came from the Fund’s lower weight in Financials. While Progressive was up over 50% in 2024, the Fund was underweight in banks, which as an industry group, returned 38%.
• The Fund’s bottom three performers in the year all faced cyclical pressures despite their industry-leading franchises. Our bottom contributors in 2024 were AMN Healthcare Services, a provider of nursing and healthcare staffing; Aptiv, a provider of active safety and electrical architectures for autos; and Entegris, a provider of materials purity and filtration solutions used in semiconductor manufacturing.
• Top performers in the year were Talen Energy, an independent power producer, along with NVIDIA, Amazon, Meta Platforms, and Taiwan Semiconductor Manufacturing.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
Cromwell Tran Sustainable Focus Fund	PAGE 1	TSR-AR-89156Y803

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	15.00	8.60	9.10
S&P 500 TR	25.02	14.53	13.10
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$29,683,929
Number of Holdings	29
Net Advisory Fee	$49,309
Portfolio Turnover	37%
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*,,**
Sector Breakdown

Top 10 Issuers	(%)
Microsoft Corp.	8.1%
Amazon.com, Inc.	7.9%
Talen Energy Corp.	7.5%
NVIDIA Corp.	6.9%
Danaher Corp.	5.4%
Meta Platforms, Inc.	5.3%
T-Mobile US, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Palo Alto Networks, Inc.	4.4%
Ferguson Enterprises, Inc.	4.0%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/tran-sustainable-focus.
Cromwell Tran Sustainable Focus Fund	PAGE 2	TSR-AR-89156Y803

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Tran Sustainable Focus Fund	PAGE 3	TSR-AR-89156Y803

Cromwell Tran Sustainable Focus Fund
Institutional Class | LIMIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/tran-sustainable-focus. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (LIMIX) rose 15.44% and the S&P 500 Index returned 25.02%.
In 2024, the U.S. economy benefited from declining inflation, healthy employment levels, and a steady GDP growth. The Fund’s performance was driven by the following factors:
• In 2024, stock market performance was primarily dominated by the largest tech companies. The Magnificent Seven (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), on average, returned over 60% and accounted for over half of the S&P 500’s 2024 return. While the Fund owned some of the seven companies, we did not own all of them. Specifically, we did not own Apple and Tesla due to our fundamental concern that they are particularly expensive relative to their earnings growth.
• Specific underweights against the Magnificent Seven contributed nearly 550 basis points of underperformance against the S&P 500 Index. For example, not owning Apple and Tesla resulted in 300 bps of negative contribution.
• The Fund’s overweight in Amazon and Meta contributed nearly 200 bps of outperformance. However, it was not enough to offset the underweight in the former two, which together make up close to 7% of the S&P 500, and the Magnificent Seven all together.
• Other areas of underperformance came from the Fund’s lower weight in Financials. While Progressive was up over 50% in 2024, the Fund was underweight in banks, which as an industry group, returned 38%.
• The Fund’s bottom three performers in the year all faced cyclical pressures despite their industry-leading franchises. Our bottom contributors in 2024 were AMN Healthcare Services, a provider of nursing and healthcare staffing; Aptiv, a provider of active safety and electrical architectures for autos; and Entegris, a provider of materials purity and filtration solutions used in semiconductor manufacturing.
• Top performers in the year were Talen Energy, an independent power producer, along with NVIDIA, Amazon, Meta Platforms, and Taiwan Semiconductor Manufacturing.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
Cromwell Tran Sustainable Focus Fund	PAGE 1	TSR-AR-89156Y704

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	15.44	8.90	9.38
S&P 500 TR	25.02	14.53	13.10
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$29,683,929
Number of Holdings	29
Net Advisory Fee	$49,309
Portfolio Turnover	37%
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*,,**
Sector Breakdown

Top 10 Issuers	(%)
Microsoft Corp.	8.1%
Amazon.com, Inc.	7.9%
Talen Energy Corp.	7.5%
NVIDIA Corp.	6.9%
Danaher Corp.	5.4%
Meta Platforms, Inc.	5.3%
T-Mobile US, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Palo Alto Networks, Inc.	4.4%
Ferguson Enterprises, Inc.	4.0%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/tran-sustainable-focus.
Cromwell Tran Sustainable Focus Fund	PAGE 2	TSR-AR-89156Y704

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Tran Sustainable Focus Fund	PAGE 3	TSR-AR-89156Y704

Cromwell Greenspring Mid Cap Fund
Institutional Class | GRSPX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/greenspring-mid-cap-fund. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Cromwell Greenspring Mid Cap Fund (GRSPX) achieved a 16.08% total return for the year ended December 31, 2024. During this same period, the Russell Midcap Index returned 15.34%.
During the year, equity markets cheered the combination of solid—often better-than-expected— economic growth, decelerating (though persistently elevated) inflation, the Fed’s interest rate reductions, and optimism about the perceived pro-growth agenda of the new administration in Washington.
The Fund’s performance was driven by broad-based gains across a wide range of holdings. Our holdings within the Industrials and Consumer Staples sectors were the largest contributors, both positive, driven by strong stock selection given our company-specific research process. More specifically, key influences on the Fund’s strong performance in 2024 included:
• The Fund’s investment in EMCOR Group, Inc. more than doubled due to strong demand for specialized electrical and mechanical services supporting the domestic expansion of data centers and high-technology manufacturing capabilities.
• Shares of drinking water provider, Primo Brands Corporation, rose significantly as it completed a merger with its closest peer, creating a market leader with opportunities to enhance growth, profitability, and free cash flow.
• Holdings within the solar energy industry detracted from performance as project delays and changing regulatory policies weighed on near-term growth prospects.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Cromwell Greenspring Mid Cap Fund	PAGE 1	TSR-AR-89156Y852

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	16.08	9.33	7.51
Russell Midcap Total Return Index	15.34	9.92	9.63
Russell 3000 Total Return	23.81	13.86	12.55
Greenspring Custom Blend Index	11.08	6.97	6.76
Visit https://thecromwellfunds.com/funds/greenspring-mid-cap-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$124,327,771
Number of Holdings	55
Net Advisory Fee	$932,048
Portfolio Turnover	11%
Visit https://thecromwellfunds.com/funds/greenspring-mid-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*,,**
Sector Breakdown

Top 10 Issuers	(%)
EMCOR Group, Inc.	8.6%
Republic Services, Inc.	8.6%
KBR, Inc.	7.8%
MYR Group, Inc.	5.2%
Primo Brands Corp.	4.7%
Johnson Controls International PLC	4.2%
W.R. Berkley Corp.	3.4%
DuPont de Nemours, Inc.	2.9%
Ziff Davis, Inc.	2.5%
EOG Resources, Inc.	2.5%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/greenspring-mid-cap-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Greenspring Mid Cap Fund	PAGE 2	TSR-AR-89156Y852

Cromwell Sustainable Balanced Fund
Institutional Class | CSBIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Cromwell Sustainable Balanced Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://thecromwellfunds.com/funds/sustainable-balanced. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (CSBIX) climbed 11.34% compared to its blended benchmark, 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index, which returned 15.04%.
Equity Portion of the Portfolio
In 2024, the U.S. economy benefited from declining inflation, healthy employment levels, and a steady GDP growth. The Fund’s performance was driven by the following factors:
• In 2024, stock market performance was primarily dominated by the largest tech companies. The Magnificent Seven (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), on average, returned over 60% and accounted for over half of the S&P 500’s 2024 return. While the Fund owned some of the seven companies, we did not own all of them. Specifically, we did not own Apple and Tesla due to our fundamental concern that they are particularly expensive relative to their earnings growth.
• Specific underweights against the Magnificent Seven contributed nearly 550 basis points of underperformance against the S&P 500 Index. Not owning Apple and Tesla resulted in 300 bps of negative contribution.
• The Fund’s overweight in Amazon and Meta contributed nearly 200 bps of outperformance. However, it was not enough to offset the underweight in the former two, which together make up close to 7% of the S&P 500, and the Magnificent Seven all together.
• Other areas of underperformance came from the Fund’s lower weight in Financials. While Progressive was up over 50% in 2024, the Fund was underweight in banks, which as an industry group, returned 38%.
• The Fund’s bottom three performers in the year all faced cyclical pressures despite their industry-leading franchises. Our bottom contributors in 2024 were AMN Healthcare Services, a provider of nursing and healthcare staffing; Aptiv, a provider of active safety and electrical architectures for autos; and Entegris, a provider of materials purity and filtration solutions used in semiconductor manufacturing.
Fixed Income Portion of the Portfolio
Top contributors to performance include the following:
• An underweight to duration relative to the Bloomberg U.S. Aggregate Bond Index was additive to performance as yields rose during the period.
• A focus on BBB-rated bonds within corporate credit was additive to performance as spreads compressed in 2024.
• Security selection was additive to relative returns due to select issuers in Technology and Banking.
Top detractors from performance include the following:
• An overweight to U.S. Treasuries was a detractor as yields rose across intermediate and long maturities in 2024.
• An underweight to commercial mortgage-backed securities (CMBS) detracted.
• An overweight to Technology and an underweight to Communications detracted from relative returns.
Cromwell Sustainable Balanced Fund	PAGE 1	TSR-AR-89156Y837

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Institutional Class	11.34	11.27
S&P 500 TR	25.02	24.87
Bloomberg US Aggregate Bond Index	1.25	1.24
60% S&P 500 / 40% Bloomberg US Aggregate Bond	15.04	14.96
Visit https://thecromwellfunds.com/funds/sustainable-balanced for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$12,484,776
Number of Holdings	66
Net Advisory Fee	$0
Portfolio Turnover	35%
Visit https://thecromwellfunds.com/funds/sustainable-balanced for more recent performance information.
Cromwell Sustainable Balanced Fund	PAGE 2	TSR-AR-89156Y837

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*,,**
Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.6%
Amazon.com, Inc.	4.8%
Microsoft Corp.	4.0%
Talen Energy Corp.	3.9%
NVIDIA Corp.	3.6%
T-Mobile US, Inc.	3.2%
Danaher Corp.	3.1%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
AerCap Holdings NV	2.5%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thecromwellfunds.com/funds/sustainable-balanced.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Sustainable Balanced Fund	PAGE 3	TSR-AR-89156Y837

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-855-625-7333.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Sanjeev Handa is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$73,500	$55,500
(b) Audit-Related Fees	$-	$-
(c) Tax Fees	$18,000	$15,000
(d) All Other Fees	$-	$-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$18,000	$15,000
Registrant’s Investment Adviser	$-	$-

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CROMWELL FUNDS
Core Financial Statements
December 31, 2024

Cromwell CenterSquare Real Estate Fund
Schedule of Investments
December 31, 2024

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.1%
Apartments - 12.7%
Camden Property Trust	23,210	$2,693,288
Equity Residential	38,560	2,767,066
Invitation Homes, Inc.	115,810	3,702,446
UDR, Inc.	81,210	3,525,326
		12,688,126
Diversified - 29.8%(a)
American Tower Corp.	42,070	7,716,059
Broadstone Net Lease, Inc.	38,513	610,816
Crown Castle, Inc.	5,050	458,338
Digital Realty Trust, Inc.	26,080	4,624,766
Equinix, Inc.	8,559	8,070,195
FrontView REIT, Inc.	11,260	204,144
InvenTrust Properties Corp.	15,357	462,706
Lamar Advertising Co. - Class A	9,140	1,112,704
SBA Communications Corp.	12,307	2,508,167
VICI Properties, Inc.	85,520	2,498,039
Weyerhaeuser Co.	50,759	1,428,866
		29,694,800
Health Care - 14.4%
American Healthcare REIT, Inc.	49,580	1,409,064
Healthpeak Properties, Inc.	111,206	2,254,146
National Health Investors, Inc.	5,860	406,098
Omega Healthcare Investors, Inc.	26,110	988,263
Ventas, Inc.	64,920	3,823,139
Welltower, Inc.	43,640	5,499,949
		14,380,659
Hotels - 2.8%
DiamondRock Hospitality Co.	61,782	557,891
Host Hotels & Resorts, Inc.	102,140	1,789,493
Pebblebrook Hotel Trust	16,850	228,318
Sunstone Hotel Investors, Inc.	21,066	249,421
		2,825,123
Manufactured Homes - 1.8%
Sun Communities, Inc.	14,780	1,817,497
Office Property - 5.0%
Alexandria Real Estate Equities, Inc.	5,030	490,676
BXP, Inc.	20,130	1,496,867
Cousins Properties, Inc.	46,170	1,414,649
Douglas Emmett, Inc.	18,120	336,307
Kilroy Realty Corp.	10,273	415,543
Vornado Realty Trust	20,170	847,947
		5,001,989
Regional Malls - 3.3%
Simon Property Group, Inc.	15,481	2,665,983
The Macerich Co.	30,070	598,994
		3,264,977

	Shares	Value
Shopping Centers - 6.2%
Brixmor Property Group, Inc.	62,640	$1,743,898
Federal Realty Investment Trust	10,850	1,214,658
Kimco Realty Corp.	76,730	1,797,784
Kite Realty Group Trust	38,230	964,925
NETSTREIT Corp.	29,250	413,887
		6,135,152
Single Tenant - 4.5%
Agree Realty Corp.	25,550	1,799,998
NNN REIT, Inc.	35,420	1,446,907
Realty Income Corp.	22,640	1,209,202
		4,456,107
Storage - 8.0%
CubeSmart	20,590	882,281
Extra Space Storage, Inc.	23,020	3,443,792
Iron Mountain, Inc.	18,770	1,972,915
Public Storage	5,700	1,706,808
		8,005,796
Warehouse/Industrial - 10.6%
Americold Realty Trust, Inc.	36,120	772,968
EastGroup Properties, Inc.	5,791	929,398
First Industrial Realty Trust, Inc.	19,710	988,062
Lineage, Inc.	12,860	753,210
Prologis, Inc.	54,210	5,729,997
Rexford Industrial Realty, Inc.	37,240	1,439,698
		10,613,333
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $79,337,068)		98,883,559
TOTAL INVESTMENTS - 99.1% (Cost $79,337,068)		$98,883,559
Other Assets in Excess of Liabilities - 0.9%		922,993
TOTAL NET ASSETS - 100.0%		$99,806,552

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

1

Cromwell Long Short Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.3%
Banks - 3.4%
East West Bancorp, Inc.	4,298	$411,577
JPMorgan Chase & Co.	9,564	2,292,586
M&T Bank Corp.	2,166	407,230
		3,111,393
Biotechnology - 4.3%
AbbVie, Inc.	6,040	1,073,308
Gilead Sciences, Inc.	7,830	723,257
Halozyme Therapeutics, Inc.(a)	20,040	958,112
Regeneron Pharmaceuticals, Inc.(a)	484	344,768
Vertex Pharmaceuticals, Inc.(a)	2,091	842,046
		3,941,491
Broadline Retail - 4.2%
Amazon.com, Inc.(a)(d)	17,466	3,831,866
Building Products - 2.5%
Builders FirstSource, Inc.(a)	5,085	726,799
Carlisle Cos., Inc.	1,224	451,460
Trane Technologies PLC	2,898	1,070,376
		2,248,635
Capital Markets - 4.1%
Ameriprise Financial, Inc.	2,323	1,236,835
Houlihan Lokey, Inc.	4,118	715,132
LPL Financial Holdings, Inc.	2,926	955,368
Morgan Stanley	6,602	830,003
		3,737,338
Chemicals - 1.0%
Ecolab, Inc.	2,029	475,435
The Sherwin-Williams Co.	1,349	458,566
		934,001
Construction & Engineering - 1.0%
EMCOR Group, Inc.	1,955	887,374
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	1,455	1,333,173
Containers & Packaging - 0.6%
Crown Holdings, Inc.	6,062	501,267
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	21,643	492,811
Verizon Communications, Inc.	18,226	728,858
		1,221,669
Electric Utilities - 1.6%
Entergy Corp.	7,944	602,314
NRG Energy, Inc.	9,637	869,450
		1,471,764

	Shares	Value
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. - Class A	7,220	$501,429
Vontier Corp.	18,357	669,480
		1,170,909
Entertainment - 0.6%
Electronic Arts, Inc.	3,632	531,362
Financial Services - 5.3%
Berkshire Hathaway, Inc. - Class B(a)	1,530	693,518
Mastercard, Inc. - Class A	3,369	1,774,014
Visa, Inc. - Class A	7,518	2,375,989
		4,843,521
Ground Transportation - 2.0%
Old Dominion Freight Line, Inc.	2,956	521,438
Union Pacific Corp.	5,843	1,332,438
		1,853,876
Health Care Equipment & Supplies - 0.5%
Becton Dickinson & Co.	1,962	445,119
Health Care Providers & Services - 2.7%
The Cigna Group	3,744	1,033,868
UnitedHealth Group, Inc.	2,847	1,440,184
		2,474,052
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.	248	1,232,168
Hilton Worldwide Holdings, Inc.	3,425	846,523
		2,078,691
Household Durables - 1.4%
D.R. Horton, Inc.	4,256	595,074
Toll Brothers, Inc.	5,619	707,713
		1,302,787
Household Products - 1.3%
Colgate-Palmolive Co.	13,285	1,207,739
Insurance - 2.2%
Arch Capital Group Ltd.	10,036	926,825
Reinsurance Group of America, Inc.	2,409	514,635
The Hartford Financial Services Group, Inc.	5,006	547,656
		1,989,116
Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A(d)	22,248	4,211,547
Meta Platforms, Inc. - Class A	1,673	979,558
		5,191,105
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	1,591	827,686
Machinery - 2.8%
Caterpillar, Inc.	2,821	1,023,346
Deere & Co.	2,087	884,262
Parker-Hannifin Corp.	967	615,041
		2,522,649

The accompanying notes are an integral part of these financial statements.

2

Cromwell Long Short Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 0.0%(b)
GMK Norilskiy Nickel PAO - ADR(a)(c)	105,916	$0
Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	6,270	908,147
ConocoPhillips	8,682	860,994
Devon Energy Corp.	20,942	685,432
EOG Resources, Inc.	5,788	709,493
Marathon Petroleum Corp.	4,389	612,265
		3,776,331
Pharmaceuticals - 2.1%
Johnson & Johnson	10,231	1,479,607
Merck & Co., Inc.	4,792	476,708
		1,956,315
Real Estate Management & Development - 1.2%
CBRE Group, Inc. - Class A(a)	8,339	1,094,827
Semiconductors & Semiconductor Equipment - 9.9%
Broadcom, Inc.	4,388	1,017,314
Lam Research Corp.	17,720	1,279,915
NVIDIA Corp.(d)	44,944	6,035,530
NXP Semiconductors NV	3,516	730,801
		9,063,560
Software - 12.9%
Adobe, Inc.(a)	2,500	1,111,700
Cadence Design Systems, Inc.(a)	2,014	605,126
Check Point Software Technologies Ltd.(a)	6,298	1,175,837
Fortinet, Inc.(a)	12,313	1,163,332
Intuit, Inc.	2,000	1,257,000
Microsoft Corp.	15,446	6,510,488
		11,823,483
Specialty Retail - 2.2%
AutoZone, Inc.(a)	245	784,490
The Home Depot, Inc.	3,096	1,204,313
		1,988,803
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	16,435	4,115,653
NetApp, Inc.	7,933	920,862
		5,036,515
Textiles, Apparel & Luxury Goods - 1.0%
Ralph Lauren Corp.	4,074	941,013
Tobacco - 1.3%
Philip Morris International, Inc.	9,596	1,154,879
Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	4,059	972,009
Ferguson Enterprises, Inc.	3,533	613,223
		1,585,232

	Shares	Value
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.	3,802	$839,215
TOTAL COMMON STOCKS (Cost $81,480,386)		88,918,756
EXCHANGE TRADED FUNDS - %(b)
VanEck Russia ETF(a)(c)	81,903	0
TOTAL EXCHANGE TRADED FUNDS (Cost $1,760,598)		0
TOTAL INVESTMENTS - 97.3% (Cost $83,240,984)		$88,918,756
Securities Sold Short - 13.7%		(12,538,785)
Other Assets in Excess of Liabilities – 16.4%		14,996,922
TOTAL NET ASSETS - 100.0%		$91,376,893

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $7,903,861.
The accompanying notes are an integral part of these financial statements.

3

Cromwell Long Short Fund
Schedule of Securities Sold Short
December 31, 2024

	Shares	Value
COMMON STOCKS - (13.2)%
Banks - (0.3)%
Webster Financial Corp.	(4,160)	$(229,715)
Beverages - (0.5)%
Diageo PLC - ADR	(1,800)	(228,834)
Monster Beverage Corp.(a)	(4,594)	(241,461)
		(470,295)
Biotechnology - (0.4)%
BioMarin Pharmaceutical, Inc.(a)	(3,380)	(222,168)
Moderna, Inc.(a)	(4,209)	(175,010)
		(397,178)
Building Products - (0.7)%
Advanced Drainage Systems, Inc.	(1,966)	(227,270)
Fortune Brands Innovations, Inc.	(2,688)	(183,671)
Trex Co., Inc.(a)	(3,533)	(243,883)
		(654,824)
Capital Markets - (0.5)%
Coinbase Global, Inc. - Class A(a)	(913)	(226,698)
Franklin Resources, Inc.	(11,644)	(236,257)
		(462,955)
Chemicals - (0.2)%
Albemarle Corp.	(2,231)	(192,044)
Electrical Equipment - (0.4)%
Bloom Energy Corp. - Class A(a)	(9,846)	(218,679)
NEXTracker, Inc. - Class A(a)	(5,160)	(188,495)
		(407,174)
Electronic Equipment, Instruments & Components - (0.4)%
CDW Corp.	(1,115)	(194,055)
Cognex Corp.	(6,029)	(216,200)
		(410,255)
Entertainment - (0.3)%
Warner Music Group Corp. - Class A	(8,264)	(256,184)
Financial Services - (0.2)%
Toast, Inc. - Class A(a)	(5,681)	(207,072)
Food Products - (0.5)%
J & J Snack Foods Corp.	(1,379)	(213,924)
The J.M. Smucker Co.	(2,243)	(246,999)
		(460,923)
Health Care Technology - (0.3)%
Schrodinger, Inc.(a)	(11,864)	(228,857)
Hotels, Restaurants & Leisure - (1.8)%
Airbnb, Inc. - Class A(a)	(1,900)	(249,679)
Caesars Entertainment, Inc.(a)	(6,308)	(210,813)
DraftKings, Inc. - Class A(a)	(6,694)	(249,017)
Dutch Bros, Inc. - Class A(a)	(4,381)	(229,477)

	Shares	Value
Hilton Grand Vacations, Inc.(a)	(6,598)	$(256,992)
Light & Wonder, Inc.(a)	(2,648)	(228,734)
Restaurant Brands International, Inc.	(3,283)	(213,986)
		(1,638,698)
Household Durables - (0.1)%
Meritage Homes Corp.	(1,485)	(114,211)
Independent Power and Renewable Electricity Producers - (0.2)%
AES Corp.	(17,235)	(221,814)
Interactive Media & Services - (0.3)%
Snap, Inc. - Class A(a)	(22,574)	(243,122)
IT Services - (0.3)%
Globant SA(a)	(1,256)	(269,312)
Life Sciences Tools & Services - (0.5)%
Avantor, Inc.(a)	(11,226)	(236,532)
Bruker Corp.	(3,896)	(228,383)
		(464,915)
Machinery - (0.5)%
CNH Industrial NV	(20,214)	(229,025)
Oshkosh Corp.	(2,378)	(226,076)
		(455,101)
Metals & Mining - (0.5)%
Alcoa Corp.	(5,496)	(207,639)
ATI, Inc.(a)	(4,254)	(234,140)
		(441,779)
Oil, Gas & Consumable Fuels - (0.3)%
ONEOK, Inc.	(2,542)	(255,217)
Passenger Airlines - (0.3)%
American Airlines Group, Inc.(a)	(13,902)	(242,312)
Pharmaceuticals - (0.3)%
Perrigo Co. PLC	(9,287)	(238,769)
Professional Services - (0.2)%
Dayforce, Inc.(a)	(3,062)	(222,424)
Real Estate Management & Development - (0.3)%
Zillow Group, Inc. - Class C(a)	(3,746)	(277,391)
Semiconductors & Semiconductor Equipment - (1.1)%
Advanced Micro Devices, Inc.(a)	(1,944)	(234,816)
Enphase Energy, Inc.(a)	(3,791)	(260,366)
GLOBALFOUNDRIES, Inc.(a)	(5,281)	(226,608)
Intel Corp.	(8,478)	(169,984)
Wolfspeed, Inc.(a)	(18,748)	(124,861)
		(1,016,635)

The accompanying notes are an integral part of these financial statements.

4

Cromwell Long Short Fund
Schedule of Securities Sold Short
December 31, 2024 (Continued)

	Shares	Value
Software - (0.8)%
Five9, Inc.(a)	(5,695)	$(231,445)
Jamf Holding Corp.(a)	(16,206)	(227,694)
Unity Software, Inc.(a)	(11,330)	(254,585)
		(713,724)
Specialty Retail - (0.5)%
Floor & Decor Holdings, Inc. - Class A(a)	(2,176)	(216,947)
Lithia Motors, Inc.	(639)	(228,398)
		(445,345)
Technology Hardware, Storage & Peripherals - (0.5)%
Dell Technologies, Inc. - Class C	(2,091)	(240,967)
Western Digital Corp.(a)	(3,752)	(223,732)
		(464,699)
TOTAL COMMON STOCKS (Proceeds $12,221,054)		(12,102,944)
REAL ESTATE INVESTMENT TRUSTS - (0.5)%
Apartments - (0.3)%
Invitation Homes, Inc.	(7,176)	(229,417)
Warehouse/Industrial - (0.2)%
Americold Realty Trust, Inc.	(9,646)	(206,424)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $475,068)		(435,841)
TOTAL SECURITIES SOLD SHORT - (13.7)% (Proceeds $12,696,122)		$(12,538,785)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

5

Cromwell Foresight Global Sustainable Infrastructure Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 67.7%
Digital Infrastructure - 13.9%
Cellnex Telecom SA(a)	91,867	$2,900,772
Chorus Ltd.	184,296	909,131
Cordiant Digital Infrastructure Ltd.(a)	1,142,845	1,288,164
Infrastrutture Wireless Italiane SpA(a)	96,604	980,991
		6,079,058
Diversified Infrastructure - 20.3%
3i Infrastructure PLC	628,920	2,500,809
Infratil Ltd.	320,533	2,262,375
International Public Partnerships Ltd.	883,810	1,341,114
Sequoia Economic Infrastructure Income Fund Ltd.	1,244,777	1,228,455
Transurban Group	193,160	1,596,983
		8,929,736
Electrical Utilities - 3.8%
National Grid PLC	139,917	1,662,907
Renewable Energy - 29.7%(b)
Boralex, Inc. - Class A	104,142	2,078,930
Brookfield Renewable Partners LP	72,180	1,643,146
Clearway Energy, Inc. - Class C	51,766	1,345,916
Greencoat Renewables PLC	1,313,735	1,104,619
Greencoat UK Wind PLC	750,570	1,200,751
Innergex Renewable Energy, Inc.	292,388	1,636,576
Northland Power, Inc.	126,320	1,572,193
Octopus Renewables Infrastructure Trust PLC	886,732	755,167
Renewables Infrastructure Group Ltd.	1,576,985	1,694,557
		13,031,855
TOTAL COMMON STOCKS (Cost $34,808,392)		29,703,556
REAL ESTATE INVESTMENT TRUSTS - 29.6%
Digital Infrastructure - 16.6%
American Tower Corp.	11,902	2,182,946
Crown Castle, Inc.	10,099	916,585
Digital Realty Trust, Inc.	9,232	1,637,110
Equinix, Inc.	2,720	2,564,661
		7,301,302
Government Facilities - 3.6%
Easterly Government Properties, Inc.	137,287	1,559,580

	Shares	Value
Health Care - 9.4%
Assura PLC	2,336,990	$1,115,197
Healthcare Realty Trust, Inc.	72,577	1,230,180
Healthpeak Properties, Inc.	88,120	1,786,193
		4,131,570
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,053,008)		12,992,452
TOTAL INVESTMENTS - 97.3% (Cost $47,861,400)		$42,696,008
Other Assets in Excess of Liabilities - 2.7%		1,194,243
TOTAL NET ASSETS - 100.0%		$43,890,251

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SA - Sociedad Anónima
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $5,169,927 or 11.8% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

6

Cromwell Tran Sustainable Focus Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.5%
Broadline Retail - 7.9%
Amazon.com, Inc.(a)	10,723	$2,352,519
Building Products - 1.3%
Builders FirstSource, Inc.(a)	2,800	400,204
Capital Markets - 1.8%
The Charles Schwab Corp.	7,298	540,125
Chemicals - 3.9%
Air Products and Chemicals, Inc.	1,009	292,651
The Sherwin-Williams Co.	2,582	877,699
		1,170,350
Construction Materials - 3.5%
Martin Marietta Materials, Inc.	2,001	1,033,516
Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	1,386	701,122
Health Care Technology - 2.3%
Veeva Systems, Inc. - Class A(a)	3,300	693,825
Hotels, Restaurants & Leisure - 1.5%
Expedia Group, Inc.(a)	2,452	456,881
Independent Power and Renewable Electricity Producers - 7.5%
Talen Energy Corp.(a)	11,022	2,220,602
Insurance - 2.0%
The Progressive Corp.	2,463	590,159
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A	1,900	359,670
Meta Platforms, Inc. - Class A	2,700	1,580,877
		1,940,547
IT Services - 1.7%
Accenture PLC - Class A	1,407	494,969
Life Sciences Tools & Services - 6.2%
Danaher Corp.	7,027	1,613,048
IQVIA Holdings, Inc.(a)	1,117	219,502
		1,832,550
Personal Care Products - 0.8%
Elf Beauty, Inc.(a)	1,828	229,505
Semiconductors & Semiconductor Equipment - 15.6%
Entegris, Inc.	11,278	1,117,199
NVIDIA Corp.	15,170	2,037,180
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,400	1,461,426
		4,615,805

	Shares	Value
Software - 22.1%
Gitlab, Inc. - Class A(a)	12,467	$702,515
Intuit, Inc.	1,633	1,026,341
Microsoft Corp.	5,730	2,415,195
Palo Alto Networks, Inc.(a)	7,148	1,300,650
Salesforce, Inc.	3,330	1,113,319
		6,558,020
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	4,142	313,425
Trading Companies & Distributors - 6.2%
AerCap Holdings NV	6,668	638,128
Ferguson Enterprises, Inc.	6,901	1,197,806
		1,835,934
Wireless Telecommunication Services - 5.2%
T-Mobile US, Inc.	7,012	1,547,759
TOTAL COMMON STOCKS (Cost $19,443,492)		29,527,817
TOTAL INVESTMENTS - 99.5% (Cost $19,443,492)		$29,527,817
Other Assets in Excess of Liabilities - 0.5%		156,112
TOTAL NET ASSETS - 100.0%		$29,683,929

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

7

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.8%
Cadre Holdings, Inc.	31,604	$1,020,809
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	6,445	812,715
Banks - 5.6%
OceanFirst Financial Corp.	30,012	543,217
Primis Financial Corp.	236,598	2,758,733
Shore Bancshares, Inc.	124,014	1,965,622
WSFS Financial Corp.	31,930	1,696,441
		6,964,013
Beverages - 4.8%
Keurig Dr Pepper, Inc.	3,050	97,966
Primo Brands Corp.	189,582	5,833,438
		5,931,404
Broadline Retail - 0.6%
Amazon.com, Inc.(a)	3,167	694,808
Building Products - 5.3%
Advanced Drainage Systems, Inc.	11,797	1,363,733
Johnson Controls International PLC	66,057	5,213,879
		6,577,612
Chemicals - 5.2%
DuPont de Nemours, Inc.	47,262	3,603,727
Minerals Technologies, Inc.	30,438	2,319,680
The Sherwin-Williams Co.	1,629	553,746
		6,477,153
Commercial Services & Supplies - 8.6%
Republic Services, Inc.	53,001	10,662,741
Construction & Engineering - 13.8%
EMCOR Group, Inc.	23,604	10,713,856
MYR Group, Inc.(a)	43,482	6,468,817
		17,182,673
Consumer Staples Distribution & Retail - 1.4%
Dollar General Corp.	1,291	97,884
US Foods Holding Corp.(a)	24,486	1,651,825
		1,749,709
Electric Utilities - 1.0%
NextEra Energy, Inc.	17,728	1,270,920
Electrical Equipment - 4.4%
Emerson Electric Co.	14,105	1,748,032
NEXTracker, Inc. - Class A(a)	48,915	1,786,865
nVent Electric PLC	20,000	1,363,200
Shoals Technologies Group, Inc. - Class A(a)	100,375	555,074
		5,453,171

	Shares	Value
Electronic Equipment, Instruments & Components - 1.9%
Flex Ltd.(a)	61,989	$2,379,758
Financial Services - 1.0%
Cannae Holdings, Inc.	30,599	607,696
Visa, Inc. - Class A	2,096	662,420
		1,270,116
Food Products - 0.8%
Darling Ingredients, Inc.(a)	29,795	1,003,794
Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	9,105	1,029,867
Medtronic PLC	20,922	1,671,249
STERIS PLC	598	122,925
Teleflex, Inc.	10,186	1,812,904
Zimmer Biomet Holdings, Inc.	17,346	1,832,258
		6,469,203
Hotels, Restaurants & Leisure - 1.7%
Wyndham Hotels & Resorts, Inc.	20,771	2,093,509
Insurance - 4.3%
Chubb Ltd.	4,336	1,198,037
W.R. Berkley Corp.	71,415	4,179,206
		5,377,243
Interactive Media & Services - 4.5%
Alphabet, Inc. - Class C	13,021	2,479,719
Ziff Davis, Inc.(a)	57,042	3,099,663
		5,579,382
IT Services - 2.4%
Akamai Technologies, Inc.(a)	12,931	1,236,850
Amdocs Ltd.	20,718	1,763,931
		3,000,781
Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	25,226	3,092,203
Phillips 66	2,813	320,485
		3,412,688
Personal Care Products - 1.8%
Kenvue, Inc.	102,927	2,197,492
Pharmaceuticals - 0.2%
Johnson & Johnson	1,965	284,178
Professional Services - 12.0%
Alight, Inc. - Class A	396,218	2,741,828
Dun & Bradstreet Holdings, Inc.	201,663	2,512,721
KBR, Inc.	167,616	9,709,995
		14,964,544
Software - 1.1%
Blackbaud, Inc.(a)	18,287	1,351,775

The accompanying notes are an integral part of these financial statements.

8

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. - Class A(a)	6,195	$380,559
Textiles, Apparel & Luxury Goods - 1.4%
Levi Strauss & Co. - Class A	103,241	1,786,069
Trading Companies & Distributors - 1.5%
Rush Enterprises, Inc. - Class A	17,839	977,399
Rush Enterprises, Inc. - Class B	17,328	943,336
		1,920,735
Wireless Telecommunication Services - 1.9%
T-Mobile US, Inc.	10,619	2,343,932
TOTAL COMMON STOCKS (Cost $59,160,463)		120,613,486
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Residential Real Estate Investment Trusts - 1.3%
American Homes 4 Rent - Class A	42,695	1,597,647
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,149,578)		1,597,647
EXCHANGE TRADED FUNDS - 0.4%
Invesco Solar ETF	15,328	507,663
TOTAL EXCHANGE TRADED FUNDS (Cost $510,882)		507,663
TOTAL INVESTMENTS - 98.7% (Cost $60,820,923)		$122,718,796
Other Assets in Excess of Liabilities - 1.3%		1,608,975
TOTAL NET ASSETS - 100.0%		$124,327,771

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

9

Cromwell Sustainable Balanced Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 61.0%
Broadline Retail - 4.8%
Amazon.com, Inc.(a)	2,747	$602,664
Building Products - 1.0%
Builders FirstSource, Inc.(a)	893	127,636
Capital Markets - 1.8%
The Charles Schwab Corp.	3,001	222,104
Chemicals - 3.2%
Air Products and Chemicals, Inc.	489	141,830
The Sherwin-Williams Co.	742	252,228
		394,058
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	470	242,755
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	285	144,170
Health Care Technology - 1.3%
Veeva Systems, Inc. - Class A(a)	795	167,149
Hotels, Restaurants & Leisure - 1.6%
Expedia Group, Inc.(a)	1,065	198,441
Independent Power and Renewable Electricity Producers - 3.9%
Talen Energy Corp.(a)	2,431	489,774
Insurance - 1.2%
The Progressive Corp.	621	148,798
Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A	521	98,625
Meta Platforms, Inc. - Class A	649	379,996
		478,621
IT Services - 1.2%
Accenture PLC - Class A	414	145,641
Life Sciences Tools & Services - 4.7%
Danaher Corp.	1,677	384,955
IQVIA Holdings, Inc.(a)	1,052	206,729
		591,684
Personal Care Products - 0.6%
Elf Beauty, Inc.(a)	606	76,083
Semiconductors & Semiconductor Equipment - 8.2%
Entegris, Inc.	1,984	196,535
NVIDIA Corp.	3,334	447,723
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,914	377,996
		1,022,254

	Shares	Value
Software - 11.3%
Gitlab, Inc. - Class A(a)	3,083	$173,727
Intuit, Inc.	368	231,288
Microsoft Corp.	1,179	496,949
Palo Alto Networks, Inc.(a)	1,580	287,497
Salesforce, Inc.	649	216,980
		1,406,441
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	1,868	141,352
Trading Companies & Distributors - 4.9%
AerCap Holdings NV	3,305	316,288
Ferguson Enterprises, Inc.	1,721	298,714
		615,002
Wireless Telecommunication Services - 3.2%
T-Mobile US, Inc.	1,789	394,886
TOTAL COMMON STOCKS (Cost $6,693,419)		7,609,513

	Par
U.S. TREASURY SECURITIES - 23.6%
United States Treasury Note/Bond
4.63%, 06/30/2026	$400,000	402,205
4.25%, 03/15/2027	450,000	449,953
4.25%, 02/28/2029	750,000	746,670
3.63%, 09/30/2031	400,000	380,198
4.00%, 02/15/2034	500,000	478,836
4.38%, 05/15/2034	50,000	49,247
4.25%, 02/15/2054	480,000	438,030
TOTAL U.S. TREASURY SECURITIES (Cost $3,005,548)		2,945,139
CORPORATE BONDS - 10.9%
Banks - 1.8%
Bank of America Corp., 3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	100,000	88,642
Citigroup, Inc., 2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	50,000	41,705
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	50,000	50,975
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	50,000	49,637
		230,959
Beverages - 0.4%
Coca-Cola Co., 5.20%, 01/14/2055	50,000	47,524
Biotechnology - 0.4%
Amgen, Inc., 4.20%, 03/01/2033	50,000	46,388

The accompanying notes are an integral part of these financial statements.

10

Cromwell Sustainable Balanced Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Capital Markets - 0.8%
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	$50,000	$48,114
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	50,000	51,113
		99,227
Commercial Services & Supplies - 0.4%
Veralto Corp., 5.45%, 09/18/2033	50,000	50,202
Computer and Computer Peripheral Equipment and Software Merchant Wholesalers - 0.4%
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	50,000	49,281
Computers - 0.4%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	50,000	51,175
Electronic Computer Manufacturing - 0.4%
Dell International LLC/EMC Corp., 4.90%, 10/01/2026	50,000	50,182
Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc., 3.00%, 10/30/2029	50,000	45,615
Financial Services - 0.4%
Fiserv, Inc., 3.50%, 07/01/2029	50,000	46,955
Food Products - 0.4%
General Mills, Inc., 4.95%, 03/29/2033	50,000	48,801
Healthcare-Services - 0.1%
Elevance Health, Inc., 5.65%, 06/15/2054	20,000	19,181
Insurance - 0.4%
Arthur J Gallagher & Co., 5.15%, 02/15/2035	50,000	48,773
Lessors of Residential Buildings and Dwellings - 0.2%
Regency Centers LP, 5.10%, 01/15/2035	25,000	24,441
Machinery - 1.1%
Flowserve Corp., 2.80%, 01/15/2032	50,000	42,577
IDEX Corp., 4.95%, 09/01/2029	50,000	49,814

	Par	Value
Nordson Corp., 4.50%, 12/15/2029	$50,000	$48,800
		141,191
Real Estate Investment Trusts - 0.7%
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	25,000	25,262
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	20,000	20,087
Host Hotels & Resorts LP, 5.70%, 07/01/2034	50,000	49,948
		95,297
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc., 5.15%, 11/15/2031	50,000	50,338
Software - 0.6%
Fiserv, Inc., 5.60%, 03/02/2033	25,000	25,332
Oracle Corp., 5.50%, 09/27/2064	50,000	45,793
		71,125
Specialized REITs - 0.4%
Crown Castle, Inc., 5.60%, 06/01/2029	50,000	50,988
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	50,000	48,757
Trading Companies & Distributors - 0.4%
Air Lease Corp., 1.88%, 08/15/2026	50,000	47,693
TOTAL CORPORATE BONDS (Cost $1,377,270)		1,364,093
TOTAL INVESTMENTS - 95.5% (Cost $11,076,237)		$11,918,745
Other Assets in Excess of Liabilities - 4.5%		566,031
TOTAL NET ASSETS - 100.0%		$12,484,776

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

11

CROMWELL FUNDS
Statements of Assets and Liabilities
as of December 31, 2024

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Sustainable Infrastructure Fund
ASSETS
Investments in securities, at value*	$98,883,559	$88,918,756	$42,696,008
Cash & cash equivalents	834,642	438,691	968,062
Dividends & interest receivable	429,138	202,070	272,050
Receivable for capital shares sold	72,819	1,238	—
Deposits at brokers(1)	—	13,092,601	—
Receivable for investment securities sold	122,707	1,826,826	—
Prepaid expenses & other assets	13,208	15,890	13,842
Total assets	100,356,073	104,496,072	43,949,962
LIABILITIES
Payable for capital shares redeemed	158,226	10,002	—
Securities sold short, at value**	—	12,538,785	—
Payable for investment securities purchased	268,955	397,064	—
Payable to investment adviser	38,885	56,053	23,452
Payable for fund administration & accounting fees	15,073	16,000	11,800
Payable for compliance fees	3,016	3,016	3,016
Payable for custody fees	2,400	1,600	2,700
Payable for transfer agent fees & expenses	7,635	21,105	3,800
Accrued distribution and/or shareholder service fees	34,416	9,237	—
Payable for trustee fees	8,112	7,527	5,367
Dividends & interest on short positions	—	9,732	—
Other accrued expenses & liabilities	12,803	49,058	9,576
Total Liabilities	549,521	13,119,179	59,711
NET ASSETS	$99,806,552	$91,376,893	$43,890,251
Net Assets Consist of:
Paid-in capital	$85,855,892	$411,246,196	$52,336,243
Total distributable earnings/(accumulated deficit)	13,950,660	(319,869,303)	(8,445,992)
NET ASSETS	$99,806,552	$91,376,893	$43,890,251
Investor Class:
Net Assets	$51,752,895	$42,055,279	—
Shares issued and outstanding(2)	4,543,933	1,859,978	—
Net asset value	$11.39	$22.61	—
Institutional Class:
Net Assets	$48,053,657	$49,321,614	$43,890,251
Shares issued and outstanding(2)	4,222,434	2,138,707	2,637,011
Net asset value	$11.38	$23.06	$16.64
*Cost of securities	$ 79,337,068	$ 83,240,984	$ 47,861,400
**Proceeds received on securities sold short	—	12,696,122	—

(1)	Serves as collateral for securities sold short.
(2)	Unlimited number of shares authorized with no par value.
The accompanying notes are an integral part of these financial statements.

12

CROMWELL FUNDS
Statements of Assets and Liabilities
as of December 31, 2024 (Continued)

	Cromwell Tran Sustainable Focus Fund	Cromwell Greenspring Mid Cap Fund	Cromwell Sustainable Balanced Fund
ASSETS
Investments in securities, at value*	$29,527,817	$122,718,796	$11,918,745
Cash & cash equivalents	269,711	1,564,773	512,581
Due from investment adviser	—	—	3,026
Dividends & interest receivable	17,847	104,429	59,960
Receivable for capital shares sold	415	85,314	—
Prepaid expenses & other assets	12,762	7,423	14,005
Total assets	29,828,552	124,480,735	12,508,317
LIABILITIES
Payable for capital shares redeemed	87,520	13,483	—
Payable for investment securities purchased	—	8,194	—
Payable to investment adviser	17,866	79,902	—
Payable for fund administration & accounting fees	12,601	11,426	10,500
Payable for compliance fees	3,016	3,016	3,016
Payable for custody fees	500	900	550
Payable for transfer agent fees & expenses	7,958	14,534	3,671
Accrued distribution and/or shareholder service fees	3,582	—	—
Payable for trustee fees	4,705	9,336	3,829
Other accrued expenses & liabilities	6,875	12,173	1,975
Total Liabilities	144,623	152,964	23,541
NET ASSETS	$29,683,929	$124,327,771	$12,484,776
Net Assets Consist of:
Paid-in capital	$17,643,473	$59,507,823	$11,755,818
Total distributable earnings/(accumulated deficit)	12,040,456	64,819,948	728,958
NET ASSETS	$29,683,929	$124,327,771	$12,484,776
Investor Class:
Net Assets	$15,788,669	—	—
Shares issued and outstanding(1)	2,267,138	—	—
Net asset value	$6.96	—	—
Institutional Class:
Net Assets	$13,895,260	$124,327,771	$12,484,776
Shares issued and outstanding(1)	1,791,544	4,937,561	567,871
Net asset value	$7.76	$25.18	$21.99
* Cost of securities	$ 19,443,492	$60,820,923	$11,076,237

(1)	Unlimited number of shares authorized with no par value.
The accompanying notes are an integral part of these financial statements.

13

CROMWELL FUNDS
Statements of Operations
For the year ended December 31, 2024

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Sustainable Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$3,411,291	$1,590,059	$1,725,531
Less: Foreign taxes witheld	(1,758)	(25,153)	(100,493)
Broker interest income	—	1,106,271	—
Interest income	27,798	332,908	49,703
Total investment income	3,437,331	3,004,085	1,674,741
EXPENSES:
Investment advisory fees (See Note 4)	688,210	1,555,012	387,141
Dividend expense	—	362,781	—
Transfer agent fees & expenses (See Note 4)	47,282	178,119	23,562
Fund administration & accounting fees (See Note 4)	91,523	101,760	65,866
Federal & state registration fees	37,485	46,780	10,098
Trustee fees	34,044	42,077	22,114
Audit fees	15,152	15,202	17,690
Custody fees (See Note 4)	12,343	9,535	18,410
Other expenses	10,790	10,705	3,828
Legal fees	38,717	123,022	15,218
Broker interest expense	—	2,004	—
Interest expense	120	88	581
Insurance expense	1,587	851	1,633
Postage & printing fees	16,438	30,220	3,523
Compliance fees (See Note 4)	17,996	17,996	17,996
Tax expense	7,414	—	—
Distribution fees (See Note 5)
Investor Class	—	114,360	—
Shareholder service fees (See Note 5)
Investor Class	105,969	—	—
Institutional Class	78,714	—	—
Total Expenses Before Reimbursement/Recoupment	1,203,784	2,610,512	587,660
Adviser recoupment (See Note 4)	7,275	—	—
Reimbursement from adviser (See Note 4)	—	(409,616)	(108,846)
Total Net Expenses	1,211,059	2,200,896	478,814
Net investment income (loss)	2,226,272	803,189	1,195,927
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	3,117,353	48,102,581	(898,433)
Long term capital gain distributions	304,683	—	—
Securities sold short	—	(13,790,275)	—
Foreign currency transactions	—	(59,296)	(26,930)
	3,422,036	34,253,010	(925,363)

The accompanying notes are an integral part of these financial statements.

14

CROMWELL FUNDS
Statements of Operations
For the year ended December 31, 2024 (Continued)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Sustainable Infrastructure Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$2,889,925	$(37,714,221)	$(2,774,746)
Securities sold short	—	9,055,159	—
Foreign currency translations	—	(10,095)	(44,973)
	2,889,925	(28,669,157)	(2,819,719)
Net realized and unrealized gain (loss)	6,311,961	5,583,853	(3,745,082)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,538,233	$6,387,042	$(2,549,155)

The accompanying notes are an integral part of these financial statements.

15

CROMWELL FUNDS
Statements of Operations
For the year ended December 31, 2024 (Continued)

	Cromwell Tran Sustainable Focus Fund	Cromwell Greenspring Mid Cap Fund	Cromwell Sustainable Balanced Fund
INVESTMENT INCOME:
Dividend income	$203,991	$1,789,361	$39,752
Less: Foreign taxes witheld	(3,642)	(39,149)	(740)
Interest income	18,099	129,721	199,872
Total investment income	218,448	1,879,933	238,884
EXPENSES:
Investment advisory fees (See Note 4)	273,260	932,048	87,447
Transfer agent fees & expenses (See Note 4)	54,806	132,217	27,198
Fund administration & accounting fees (See Note 4)	77,814	75,980	66,504
Federal & state registration fees	41,064	25,379	38,204
Trustee fees	19,810	35,955	15,500
Audit fees	14,965	14,843	14,600
Custody fees (See Note 4)	3,304	2,902	4,367
Other expenses	5,828	6,710	3,746
Legal fees	10,935	38,740	3,091
Interest expense	390	—	—
Insurance expense	1,600	—	1,236
Postage & printing fees	2,151	10,275	2,293
Compliance fees (See Note 4)	17,996	17,996	17,996
Distribution and/or shareholder service fees (See Note 5)
Investor Class	43,967	—	—
Total Expenses Before Reimbursement/Recoupment	567,890	1,293,045	282,182
Reimbursement from adviser (See Note 4)	(223,951)	—	(169,015)
Total Net Expenses	343,939	1,293,045	113,167
Net investment income (loss)	(125,491)	586,888	125,717
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,586,923	9,579,236	(81,124)
Net change in unrealized appreciation (depreciation) on:
Investments	2,162,809	8,362,729	842,508
Net realized and unrealized gain (loss)	4,749,732	17,941,965	761,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,624,241	$18,528,853	$887,101

The accompanying notes are an integral part of these financial statements.

16

CROMWELL FUNDS
Statements of Changes in Net Assets

	Cromwell CenterSquare Real Estate Fund
	For the Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income (loss)	$ 2,226,272	$2,827,489
Net realized gain (loss) on investments	3,117,353	(3,624,573)
Net realized gain (loss) on long term capital gain distributions	304,683	—
Net change in unrealized appreciation (depreciation) on investments	2,889,925	14,646,431
Net increase (decrease) in net assets resulting from operations	8,538,233	13,849,347
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	4,087,114	4,974,648
Proceeds from reinvestment of distributions	1,250,958	1,240,881
Payments for shares redeemed	(15,657,914)	(21,674,509)
Increase (decrease) in net assets resulting from Investor Class transactions	(10,319,842)	(15,458,980)
Institutional Class:
Proceeds from shares sold	9,188,246	8,499,718
Proceeds from reinvestment of distributions	1,501,866	1,416,531
Payments for shares redeemed	(32,577,832)	(19,971,469)
Proceeds from shares issued in conversion of Class Z(1)	—	6,974,078
Increase (decrease) in net assets resulting from Institutional Class transactions	(21,887,720)	(3,081,142)
Class Z(1):
Proceeds from shares sold	—	821
Payments for shares redeemed	—	(78,119)
Payments for shares redeemed in conversion of Class Z	—	(6,974,078)
Increase (decrease) in net assets resulting from Class Z transactions	—	(7,051,376)
Net increase (decrease) in net assets resulting from capital share transactions	(32,207,562)	(25,591,498)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	(1,100,443)	(1,281,919)
Paid in capital	(179,719)	—
Institutional Class:
From distributable earnings	(1,293,494)	(1,420,237)
Paid in capital	(211,248)	—
Total distributions to shareholders	(2,784,904)	(2,702,156)
Total increase (decrease) in net assets	(26,454,233)	(14,444,307)
NET ASSETS:
Beginning of period	126,260,785	140,705,092
End of period	$99,806,552	$ 126,260,785

(1)	On February 28, 2023 the Fund converted Class Z shares into Institutional Class Shares and closed the Class Z shares of the Fund.
The accompanying notes are an integral part of these financial statements.

17

CROMWELL FUNDS
Statements of Changes in Net Assets

	Cromwell Long Short Fund
	For the Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income (loss)	$ 803,189	$3,078,883
Net realized gain (loss) on:
Investments	48,102,581	411,782
Securities sold short	(13,790,275)	(247,735)
Purchased options	—	(417,687)
Foreign currency transactions	(59,296)	10,579
Net change in unrealized appreciation (depreciation) on:
Investments	(37,714,221)	11,175,292
Securities sold short	9,055,159	(14,578,326)
Foreign currency translations	(10,095)	4,804
Net increase (decrease) in net assets resulting from operations	6,387,042	(562,408)
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	144,468	11,028,006
Proceeds from reinvestment of distributions	352,312	955,320
Payments for shares redeemed	(10,706,427)	(7,925,720)
Proceeds from shares issued in conversion of Class C(1)	—	771,360
Increase (decrease) in net assets resulting from Investor Class transactions	(10,209,647)	4,828,966
Institutional Class:
Proceeds from shares sold	3,076,637	12,124,962
Proceeds from reinvestment of distributions	563,061	1,966,556
Payments for shares redeemed	(44,249,820)	(26,221,873)
Increase (decrease) in net assets resulting from Institutional Class transactions	(40,610,122)	(12,130,355)
Class C(1):
Proceeds from shares sold	—	50,743
Payments for shares redeemed	—	(11,323,625)
Payments for shares redeemed in conversion of Class C	—	(771,360)
Increase (decrease) in net assets resulting from Class C transactions	—	(12,044,242)
Net increase (decrease) in net assets resulting from capital share transactions	(50,819,769)	(19,345,631)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Investor Class	(395,994)	(1,071,172)
Institutional Class	(586,292)	(2,070,360)
Total distributions to shareholders	(982,286)	(3,141,532)
Total increase (decrease) in net assets	(45,415,013)	(23,049,571)
NET ASSETS:
Beginning of period	136,791,906	159,841,477
End of period	$91,376,893	$ 136,791,906

(1)	On November 17, 2023 the Fund converted Class C shares into Investor Class Shares and closed the Class C shares of the Fund.
The accompanying notes are an integral part of these financial statements.

18

CROMWELL FUNDS
Statements of Changes in Net Assets

	Cromwell Foresight Global Sustainable Infrastructure Fund
	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(1)
OPERATIONS:
Net investment income (loss)	$ 1,195,927	$1,103,909
Net realized gain (loss) on:
Investments	(898,433)	(2,078,692)
Foreign currency transactions	(26,930)	(6,261)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,774,746)	(2,390,602)
Foreign currency translations	(44,973)	43,277
Net increase (decrease) in net assets resulting from operations	(2,549,155)	(3,328,369)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,179,023	50,173,038
Proceeds from reinvestment of distributions	1,018,321	4,366
Payments for shares redeemed	(1,186)	—
Net increase (decrease) in net assets resulting from Capital Share transactions	2,196,158	50,177,404
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	(1,406,804)	(1,158,583)
Paid in capital	(40,400)	—
Total distributions to shareholders	(1,447,204)	(1,158,583)
Total increase (decrease) in net assets	(1,800,201)	45,690,452
NET ASSETS:
Beginning of period	45,690,452	—
End of period	$ 43,890,251	$ 45,690,452

(1)	Since commencement of operations on January 31, 2023.
The accompanying notes are an integral part of these financial statements.

19

CROMWELL FUNDS
Statements of Changes in Net Assets

	Cromwell Tran Sustainable Focus Fund
	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(1)	For the Year Ended April 30, 2023
OPERATIONS:
Net investment income (loss)	$(125,491)	$(59,001)	$(127,792)
Net realized gain (loss) on investments	2,586,923	1,954,525	(2,492,845)
Net change in unrealized appreciation (depreciation) on investments	2,162,809	4,743,672	(4,222,827)
Net increase (decrease) in net assets resulting from operations	4,624,241	6,639,196	(6,843,464)
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,028,217	146,127	763,473
Proceeds from reinvestment of distributions	18,135	—	1,632,003
Payments for shares redeemed	(4,795,792)	(3,267,442)	(2,156,557)
Increase (decrease) in net assets resulting from Investor Class transactions	(3,749,440)	(3,121,315)	238,919
Institutional Class:
Proceeds from shares sold	924,718	195,456	1,539,228
Proceeds from reinvestment of distributions	16,668	—	1,917,717
Payments for shares redeemed	(3,509,918)	(6,398,667)	(6,693,339)
Increase (decrease) in net assets resulting from Institutional Class transactions	(2,568,532)	(6,203,211)	(3,236,394)
Net increase (decrease) in net assets resulting from Capital Share transactions	(6,317,972)	(9,324,526)	(2,997,475)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Investor Class	(22,927)	—	(1,983,656)
Institutional Class	(17,272)	—	(2,075,393)
Total distributions to shareholders	(40,199)	—	(4,059,049)
Total increase (decrease) in net assets	(1,733,930)	(2,685,330)	(13,899,988)
NET ASSETS:
Beginning of period	31,417,859	34,103,189	48,003,177
End of period	$ 29,683,929	$ 31,417,859	$34,103,189

(1)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Balanced Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these financial statements.

20

CROMWELL FUNDS
Statements of Changes in Net Assets

	Cromwell Greenspring Mid Cap Fund
	For the Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income (loss)	$ 586,888	$1,053,508
Net realized gain (loss) on:
Investments	9,579,236	7,836,772
Net change in unrealized appreciation (depreciation) on:
Investments	8,362,729	4,533,577
Net increase (decrease) in net assets resulting from operations	18,528,853	13,423,857
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	2,308,205	3,836,050
Proceeds from reinvestment of distributions	8,096,154	7,632,278
Payments for shares redeemed	(15,669,437)	(33,393,965)
Net increase (decrease) in net assets resulting from Capital Share transactions	(5,265,078)	(21,925,637)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Institutional Class	(8,434,953)	(7,898,481)
Total distributions to shareholders	(8,434,953)	(7,898,481)
Total increase (decrease) in net assets	4,828,822	(16,400,261)
NET ASSETS:
Beginning of period	119,498,949	135,899,210
End of period	$ 124,327,771	$119,498,949

The accompanying notes are an integral part of these financial statements.

21

CROMWELL FUNDS
Statements of Changes in Net Assets

Cromwell Sustainable Balanced Fund
For the Period Ended December 31, 2024(1)
OPERATIONS:
Net investment income (loss)	$125,717
Net realized gain (loss) on:
Investments	(81,124)
Net change in unrealized appreciation (depreciation) on:
Investments	842,508
Net increase (decrease) in net assets resulting from operations	$887,101
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	11,698,247
Proceeds from reinvestment of distributions	158,143
Payments for shares redeemed	(100,572)
Net increase (decrease) in net assets resulting from Capital Share transactions	11,755,818
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Institutional Class	(158,143)
Total distributions to shareholders	(158,143)
Total increase (decrease) in net assets	12,484,776
NET ASSETS:
Beginning of period	—
End of period	$ 12,484,776

(1)	Since commencement of operations on January 2, 2024.
The accompanying notes are an integral part of these financial statements.

22

Cromwell CenterSquare Real Estate Fund
Financial Highlights
Investor Class(1)
For a Fund share outstanding throughout the periods

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.89	$9.97	$14.06	$10.51	$11.04
Investment operations:
Net investment income (loss)(2)(3)	0.21	0.22	0.17	0.10	0.11
Net realized and unrealized gain (loss) on investments	0.56	0.91	(3.63)	4.00	(0.42)
Total from investment operations	0.77	1.13	(3.46)	4.10	(0.31)
Less distributions from:
Net investment income	(0.23)	(0.21)	(0.17)	(0.21)	(0.13)
Net realized gain	—	—	(0.46)	(0.34)	—
Paid in capital	(0.04)	—	—	—	(0.09)
Total distributions	(0.27)	(0.21)	(0.63)	(0.55)	(0.22)
NET ASSET VALUE, END OF PERIOD	$11.39	$10.89	$9.97	$14.06	$10.51
TOTAL RETURN(3)	7.19%(7)	11.70%	(24.72)%	39.45%	(2.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$51,753	$59,869	$69,987	$104,438	$90,167
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)	1.09%	1.12%	1.11%	1.12%(5)	1.15%
After expense reimbursement/recoupment(6)	1.09%	1.12%	1.12%	1.12%(5)	1.11%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(4)	1.08%	1.12%	1.11%	1.12%(5)	1.15%
After expense reimbursement/recoupment	1.08%	1.12%	1.12%	1.12%(5)	1.11%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment	1.92%	2.15%	1.46%	0.84%	1.07%
Portfolio turnover rate	35%	47%	57%	68%	131%

(1)	Prior to March 7, 2022, the Investor Class was known as Class N. Prior to February 27, 2017, Class N was known as Class S.
(2)	Calculated using the average shares oustanding method.
(3)	Total returns and net investment income would have been lower had certain expenses not been offset.
(4)
Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal year ended December 31, 2020 and less than 0.01% for the fiscal year ended December 31, 2019.

(5)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.
(6)
Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

(7)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

23

Cromwell CenterSquare Real Estate Fund
Financial Highlights
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.89	$9.96	$14.05	$10.51	$11.04
Investment operations:
Net investment income (loss)(2)(3)	0.22	0.24	0.19	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.55	0.91	(3.63)	3.98	(0.42)
Total from investment operations	0.77	1.15	(3.44)	4.10	(0.30)
Less distributions from:
Net investment income	(0.24)	(0.22)	(0.19)	(0.22)	(0.13)
Net realized gain	—	—	(0.46)	(0.34)	—
Paid in capital	(0.04)	—	—	—	(0.10)
Total distributions	(0.28)	(0.22)	(0.65)	(0.56)	(0.23)
NET ASSET VALUE, END OF PERIOD	$11.38	$10.89	$9.96	$14.05	$10.51
TOTAL RETURN(3)	7.20%	11.71%	(24.65)%(4)	39.53%	(2.47)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$48,054	$66,391	$63,915	$102,347	$50,587
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.02%	1.03%	0.99%	1.00%(6)	1.02%
After expense reimbursement/recoupment(7)	1.03%	1.02%	1.00%	1.00%(6)	0.98%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.01%	1.03%	0.99%	1.00%(6)	1.02%
After expense reimbursement/recoupment	1.02%	1.02%	1.00%	1.00%(6)	0.98%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment	1.96%	2.36%	1.56%	0.96%	1.19%
Portfolio turnover rate	35%	47%	57%	68%	131%

(1)	Prior to March 7, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares oustanding method.
(3)	Total returns and net investment income would have been lower had certain expenses not been offset.
(4)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)
Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal year ended December 31, 2020 and less than 0.01% for the fiscal year ended December 31, 2019.

(6)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.
(7)
Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

24

Cromwell Long Short Fund
Financial Highlights
Investor Class(1)
For a Fund share outstanding throughout the periods

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$21.59	$22.13	$21.62	$19.96	$16.65
Investment operations:
Net investment income (loss)(2)	0.12	0.41	0.11	(0.02)	(0.16)
Net realized and unrealized gain (loss) on investments	1.11	(0.48)	0.50	1.68	3.47
Total from investment operations	1.23	(0.07)	0.61	1.66	3.31
Less distributions from:
Net investment income	(0.21)	(0.47)	(0.10)	—	—
Total distributions	(0.21)	(0.47)	(0.10)	—	—
NET ASSET VALUE, END OF PERIOD	$22.61	$21.59	$22.13	$21.62	$19.96
TOTAL RETURN	5.71%(5)	(0.34)%	2.81%	8.32%	19.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$42,055	$50,106	$46,575	$47,709	$42,483
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.49%	2.60%	2.44%	2.58%	2.75%
After expense reimbursement/recoupment	2.11%	2.38%	2.25%	2.36%	2.47%
Ratio of expenses excluding dividend and interest expense on short positions to average net assets:
Before expense reimbursement/recoupment	2.18%	2.02%	1.99%	2.02%	2.08%
After expense reimbursement/recoupment	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(3)	0.52%	1.89%	0.51%	(0.08)%	(0.95)%
Portfolio turnover rate(4)	108%	30%	40%	26%	12%

(1)	Prior to March 14, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares oustanding method.
(3)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(4)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(5)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

25

Cromwell Long Short Fund
Financial Highlights
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$22.02	$22.56	$22.03	$20.29	$16.88
Investment operations:
Net investment income (loss)(2)	0.20	0.48	0.18	0.03	(0.12)
Net realized and unrealized gain (loss) on investments	1.12	(0.50)	0.50	1.71	3.53
Total from investment operations	1.32	(0.02)	0.68	1.74	3.41
Less distributions from:
Net investment income	(0.28)	(0.52)	(0.15)	—	—
Total distributions	(0.28)	(0.52)	(0.15)	—	—
NET ASSET VALUE, END OF PERIOD	$23.06	$22.02	$22.56	$22.03	$20.29
TOTAL RETURN	5.97%(5)	(0.10)%	3.10%	8.58%	20.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$49,322	$86,686	$101,115	$90,440	$91,645
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.24%	2.35%	2.19%	2.33%	2.47%
After expense reimbursement/recoupment	1.88%	2.13%	2.00%	2.11%	2.20%
Ratio of expenses excluding dividend and interest expense on short positions to average net assets:
Before expense reimbursement/recoupment	1.91%	1.77%	1.74%	1.78%	1.83%
After expense reimbursement/recoupment	1.55%	1.55%	1.55%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(3)	0.87%	2.14%	0.81%	0.13%	(0.71)%
Portfolio turnover rate(4)	108%	30%	40%	26%	12%

(1)	Prior to March 14, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares oustanding method.
(3)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(4)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(5)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

26

Cromwell Foresight Global Sustainable Infrastructure Fund
Financial Highlights
Institutional Class
For a Fund share outstanding throughout the periods

	Year Ended December 31,
	2024	2023(5)
PER SHARE DATA:
Net asset value, beginning of period	$18.21	$20.00
Investment operations:
Net investment income (loss)(1)	0.47	0.44
Net realized and unrealized gain (loss) on investments	(1.48)	(1.77)
Total from investment operations	(1.01)	(1.33)
Less distributions from:
Net investment income	(0.54)	(0.46)
Paid in capital	(0.02)	—
Total distributions	(0.56)	(0.46)
NET ASSET VALUE, END OF PERIOD	$16.64	$18.21
TOTAL RETURN(2)(4)	(5.55)%	(6.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$43,890	$45,690
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(3)(6)	1.29%	1.37%
After expense reimbursement/recoupment(3)(6)	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(3)	2.63%	2.66%
Portfolio turnover rate(2)	24%	20%

(1)	Calculated using the average shares oustanding method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Since commencement of operations on January 31, 2023.
(6)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.
The accompanying notes are an integral part of these financial statements.

27

Cromwell Tran Sustainable Focus Fund
Financial Highlights
Investor Class(1)
For a Fund share outstanding throughout the periods

	Year Ended December 31, 2024	Period Ended December 31, 2023(8)	Year Ended April 30,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$6.06	$4.95	$6.51	$9.39	$6.74	$7.73
Investment operations:
Net investment income (loss)(2)	(0.03)	(0.01)	(0.02)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.94	1.12	(0.94)	(0.92)	3.85	0.27
Total from investment operations	0.91	1.11	(0.96)	(0.99)	3.81	0.24
Less distributions from:
Net investment income	—	—	—	(1.89)	(1.16)	(1.23)
Net realized gain	(0.01)	—	(0.60)	—	—	—
Paid in capital	—	—	—(7)	—	—	—
Total distributions	(0.01)	—	(0.60)	(1.89)	(1.16)	(1.23)
NET ASSET VALUE, END OF PERIOD	$6.96	$6.06	$4.95	$6.51	$9.39	$6.74
TOTAL RETURN(3)(5)	15.00%	22.42%	(14.76)%	(15.09)%	60.14%	2.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$15,789	$17,028	$16,855	$21,825	$33,768	$22,395
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(4)	1.88%(6)	1.87%(6)	1.96%(6)	1.78%	1.82%	1.94%
After expense reimbursement/ recoupment(4)	1.18%(6)	1.10%(6)	1.10%(6)	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/ recoupment(4)	(0.50)%	(0.40)%	(0.45)%	(0.84)%	(0.56)%	(0.43)%
Portfolio turnover rate(3)	37%	49%	49%	38%	66%	58%

(1)	Prior to August 8, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares oustanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower. Total return does not reflect the impact of the maximum front—end sales load of 5.00% in effect prior to August 8, 2022. If reflected, the return would be lower.

(6)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.
(7)	Amount is less than $0.005 per share.
(8)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Balanced Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these financial statements.

28

Cromwell Tran Sustainable Focus Fund
Financial Highlights
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Year Ended December 31, 2024	Period Ended December 31, 2023(8)	Year Ended April 30,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$6.73	$5.49	$7.13	$10.09	$7.16	$8.12
Investment operations:
Net investment income (loss)(2)	(0.02)	(0.01)	(0.01)	(0.06)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	1.06	1.25	(1.03)	(1.01)	4.12	0.28
Total from investment operations	1.04	1.24	(1.04)	(1.07)	4.09	0.27
Less distributions from:
Net investment income	—	—	—	(1.89)	(1.16)	(1.23)
Net realized gain	(0.01)	—	(0.60)	—	—	—
Paid in capital	—	—	—(6)	—	—	—
Total distributions	(0.01)	—	(0.60)	(1.89)	(1.16)	(1.23)
NET ASSET VALUE, END OF PERIOD	$7.76	$6.73	$5.49	$7.13	$10.09	$7.16
TOTAL RETURN(3)(5)	15.44%	22.59%	(14.59)%	(14.80)%	60.55%	2.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$13,895	$14,390	$17,248	$26,178	$28,590	$18,045
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(4)	1.63%(7)	1.62%(7)	1.71% (7)	1.54%	1.58%	1.68%
After expense reimbursement/ recoupment(4)	0.93%(7)	0.85%(7)	0.85%(7)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/ recoupment(4)	(0.25)%	(0.14)%	(0.20)%	(0.59)%	(0.31)%	(0.16)%
Portfolio turnover rate(3)	37%	42%	49%	38%	66%	58%

(1)	Prior to August 8, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares oustanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(6)	Amount is less than $0.005 per share.
(7)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.
(8)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Balanced Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these financial statements.

29

Cromwell Greenspring Mid Cap Fund
Financial Highlights
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$23.16	$22.19	$26.27	$22.36	$22.13
Investment operations:
Net investment income (loss)(2)	0.12	0.19	0.26	0.10	0.30
Net realized and unrealized gain (loss) on investments	3.70	2.36	(2.55)	5.83	0.47
Total from investment operations	3.82	2.55	(2.29)	5.93	0.77
Less distributions from:
Net investment income	(0.11)	(0.21)	(0.28)	(0.11)	(0.33)
Net realized gain	(1.69)	(1.37)	(1.51)	(1.91)	(0.21)
Total distributions	(1.80)	(1.58)	(1.79)	(2.02)	(0.54)
NET ASSET VALUE, END OF PERIOD	$25.18	$23.16	$22.19	$26.27	$22.36
TOTAL RETURN(3)	16.08%	11.95%	(8.67)%	26.83%	3.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$124,328	$119,499	$135,900	$172,800	$138,700
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.04%	1.14%	1.09%	1.07%	1.12%
After expense reimbursement/recoupment	1.04%	1.14%	1.09%	1.07%	1.12%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment	0.47%	0.86%	1.06%	0.40%	1.45%
Portfolio turnover rate	11%	18%	11%	29%	31%

(1)	Prior to August 14, 2023, the Fund consisted of one class.
(2)	Calculated using the average shares oustanding method.
(3)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

The accompanying notes are an integral part of these financial statements.

30

Cromwell Sustainable Balanced Fund
Financial Highlights
Institutional Class
For a Fund share outstanding throughout the periods

Period Ended December 31, 2024(5)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income (loss)(1)	0.27
Net realized and unrealized gain (loss) on investments	2.00
Total from investment operations	2.27
Less distributions from:
Net investment income	(0.22)
Net realized gain	(0.06)
Total distributions	(0.28)
NET ASSET VALUE, END OF PERIOD	$21.99
TOTAL RETURN(2)(3)	11.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$12,485
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)	2.74%
After expense reimbursement/recoupment(4)	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(4)	1.22%
Portfolio turnover rate(3)	35%

(1)	Calculated using the average shares oustanding method.
(2)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Since commencement of operations on January 2, 2024.
The accompanying notes are an integral part of these financial statements.

31

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024
1. ORGANIZATION
Total Fund Solution (the “Trust”) was organized as a Delaware statutory trust on July 29, 2021. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cromwell CenterSquare Real Estate Fund (“CenterSquare Real Estate Fund”), Cromwell Long Short Fund (“Long Short Fund”) (formerly Cromwell Marketfield L/S Fund), Cromwell Foresight Global Sustainable Infrastructure Fund (“Foresight Global Sustainable Infrastructure Fund”), Cromwell Tran Sustainable Focus Fund (“Tran Sustainable Focus Fund”), Cromwell Greenspring Mid Cap Fund (“Greenspring Mid Cap Fund”), and Cromwell Sustainable Balanced Fund (“Sustainable Balanced Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The CenterSquare Real Estate Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve a combination of income and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class N, prior to March 7, 2022), which commenced operations on December 31, 1997, and Institutional Class (previously known as Class I, prior to March 7, 2022), which commenced operations on February 24, 2017. On February 28, 2023, the Fund converted Class Z shares into Institutional Class shares and closed the Class Z shares of the Fund. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.15% shareholder servicing fee. Investor Class shares are subject to a maximum 0.25% shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Long Short Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to March 14, 2022), which commenced operations on October 5, 2012, and Institutional Class (previously known as Class I, prior to March 14, 2022), which commenced operations on July 31, 2007. On November 17, 2023, the Fund converted Class C shares into Investor Class shares and closed the Class C shares of the Fund. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Foresight Global Sustainable Infrastructure Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on January 31, 2023. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Tran Sustainable Focus Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve principal preservation and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to August 8, 2022) and Institutional Class (previously known as Class I, prior to August 8, 2022), each of which commenced operations on September 6, 2007. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Greenspring Mid Cap Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on July 1, 1983. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

32

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
The Sustainable Balanced Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve total return, consisting of current income and long-term capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on January 2, 2024. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended December 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended December 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the year ended December 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2021.
Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.
Distributions received from investments in real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from REITs that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

33

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.
Short Sales – A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, a Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by a Fund are presented as deposits at broker on the Statements of Assets and Liabilities and may exceed federally insured limits.
Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Long Short Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Institutional Class shares and 0.25% of Investor Class shares for the CenterSquare Real Estate Fund and 12b-1 fees are expensed at annual rate of 0.25% of Investor Class shares of the Long Short Fund and the Tran Sustainable Focus Fund (See Note 5). Trust expenses are typically allocated evenly among the Funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

34

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.
Corporate Bonds – Corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Pricing services generally provide pricing for fixed income securities based on round lot prices which may be higher than that for odd lots. Any odd lots held by the Funds during the year ended December 31, 2024 were valued using round lot pricing. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.
U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Derivative Instruments – Listed derivatives, including rights and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange traded options that are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded are categorized in Level 2 of the fair value hierarchy.
There were no derivative instruments within the Statements of Assets and Liabilities as of December 31, 2024.
Short-Term Vehicles – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent money market funds are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued at fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at

35

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
which the Funds determine their net asset values per share. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
CenterSquare Real Estate Fund
Real Estate Investment Trusts	$98,883,559	$—	$—	$98,883,559
Total Investments in Securities	$98,883,559	$—	$—	$98,883,559
Long Short Fund
Assets:
Common Stocks	$88,918,756	$—	$—(1)	$88,918,756
Exchange Traded Funds	—	—	—(1)	—
Total Assets	$88,918,756	$—	$—	$88,918,756
Liabilities:
Securities Sold Short
Common Stocks	$12,102,944	$—	$—	$12,102,944
Real Estate Investment Trusts	435,841	—	—	435,841
Total Liabilities	$12,538,785	$—	$—	$12,538,785
Foresight Global Sustainable
Infrastructure Fund
Common Stocks	$17,757,663	$11,945,893	$—	$29,703,556
Real Estate Investment Trusts	11,877,255	1,115,197	—	12,992,452
Total Investments in Securities	$29,634,918	$13,061,090	$—	$42,696,008
Tran Sustainable Focus Fund
Common Stocks	$29,527,817	$—	$—	$29,527,817
Total Investments in Securities	$29,527,817	$—	$—	$29,527,817
Greenspring Mid Cap Fund
Common Stocks	$120,613,486	$—	$—	$120,613,486
Real Estate Investment Trusts	1,597,647	—	—	1,597,647
Exchange-Traded Funds	507,663	—	—	507,663
Total Investments in Securities	$122,718,796	$—	$—	$122,718,796
Sustainable Balanced Fund
Common Stocks	$7,609,513	$—	$—	$7,609,513
U.S. Treasury Securities	—	2,945,139	—	2,945,139
Corporate Bonds	—	1,364,093	—	1,364,093
Total Investments in Securities	$7,609,513	$4,309,232	$—	$11,918,745

(1)	For the year ended December 31, 2024, all Level 3 securities held by the Long Short Fund were valued at $0.

36

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Long Short Fund	Investments in Securities
Balance as of December 31, 2023	$ —(1)
Purchases	—
Sales proceeds	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net sales	—
Transfers into and/or out of Level 3	—
Balance as of December 31, 2024	$—
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of December 31, 2024	—

(1)	As of December 31, 2023, all Level 3 assets were valued at $0.
The Level 3 investments as of December 31, 2024, represented 0.00% of the Long Short Fund’s net assets. Refer to the Schedules of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Cromwell Investment Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
CenterSquare Real Estate Fund	0.60%
Long Short Fund	1.40%
Foresight Global Sustainable Infrastructure Fund	0.85%
Tran Sustainable Focus Fund	0.85%
Greenspring Mid Cap Fund	0.75%
Sustainable Balanced Fund	0.85%

The Adviser has engaged CenterSquare Investment Management LLC (“CenterSquare”) as the sub-adviser of the CenterSquare Real Estate Fund, Mutual of America Capital Management, LLC (“MoA”) as the sub-adviser of the Long Short Fund, Foresight Group LLP (“Foresight”) as the sub-adviser of the Foresight Global Sustainable Infrastructure Fund, Tran Capital Management (“Tran”) as the sub-adviser of the Tran Sustainable Focus Fund, Corbyn Investment Management, Inc. (“Corbyn”) as the sub-adviser of the Greenspring Mid Cap Fund and Tran and Aristotle Pacific Capital, LLC (“Aristotle”) as the sub-advisers of the Sustainable Balanced Fund. Subject to the supervision of the Adviser, each Sub-Adviser is primarily responsible for the day-to-day management of the respective Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to each Sub-Adviser by the Adviser.
The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding any contingent deferred sales loads,

37

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
acquired fund fees and expenses, brokerage commissions, leverage interest, interest expense, taxes, dividends or interest expense on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
CenterSquare Real Estate Fund – Investor Class	1.12%
CenterSquare Real Estate Fund – Institutional Class	1.02%
Long Short Fund – Investor Class	1.80%
Long Short Fund – Institutional Class	1.55%
Foresight Global Sustainable Infrastructure Fund – Institutional Class	1.05%
Tran Sustainable Focus Fund – Investor Class	1.35%*
Tran Sustainable Focus Fund – Institutional Class	1.10%*
Greenspring Mid Cap Fund – Institutional Class	1.21%
Sustainable Balanced Fund – Institutional Class	1.10%

*	As of September 1st, the Tran Sustainable Focus Fund changed its expense caps for the Investor and Institutional classes, from 1.10% and 0.85%, respectively.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	January- December 2025	January- December 2026	January- December 2027
CenterSquare Real Estate Fund	$—	$—	$—
Long Short Fund	284,167	343,145	409,616
Foresight Global Sustainable Infrastructure Fund	—	131,437	108,846
Tran Sustainable Focus Fund	118,873	286,504	223,951
Greenspring Mid Cap Fund	—	—	—
Sustainable Balanced Fund	—	—	169,015

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. Certain officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the year ended December 31, 2024, are disclosed in the Statements of Operations.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Long Short Fund and Tran Sustainable Focus Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Long Short Fund and Tran Sustainable Focus Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising

38

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Expenses incurred pursuant to the Plan by the Investor Class of the Long Short Fund and Tran Sustainable Focus Fund for the year ended December 31, 2024, are disclosed in the Statements of Operations.
The CenterSquare Real Estate Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Institutional Class and 0.25% of the average daily net assets Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the CenterSquare Real Estate Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. Shareholder servicing fees incurred by the Fund for the year ended December 31, 2024, are disclosed in the Statements of Operations.
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:

	CenterSquare Real Estate Fund		Long Short Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Investor Class:
Shares sold	368,689	495,854	6,567	499,321
Shares issued in reinvestment of distributions	112,895	124,824	15,452	44,044
Shares redeemed	(1,432,991)	(2,148,000)	(483,214)	(362,529)
Shares issued in conversion of Class C(6)	—	—	—	36,014
Net increase (decrease)	(951,407)	(1,527,322)	(461,195)	216,850
Class C(6):
Shares sold	—	—	—	2,516
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	(553,364)
Shares redeemed in conversion of Class C	—	—	—	(38,976)
Net increase (decrease)	—	—	—	(589,824)
Institutional Class:
Shares sold	853,389	842,940	137,131	538,898
Shares issued in reinvestment of distributions	137,048	142,576	24,207	88,904
Shares redeemed	(2,864,322)	(1,980,271)	(1,959,769)	(1,172,741)
Shares issued in conversion of Class Z(4)	—	675,678	—	—
Net increase (decrease)	(1,873,885)	(319,077)	(1,798,431)	(544,939)
Class Z(4):
Shares sold	—	78	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	(7,410)	—	—
Shares redeemed in conversion of Class Z	—	(674,939)	—	—
Net increase (decrease)	—	(682,271)	—	—
Net increase (decrease) in capital shares	(2,825,292)	(2,528,670)	(2,259,626)	(917,913)

39

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)

	Foresight Global Sustainable Infrastructure Fund		Tran Sustainable Focus Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023(3)	Year Ended December 31, 2024	Period Ended December 31, 2023(5)	Year Ended April 30, 2023
Investor Class(1):
Shares sold	—	—	165,815	26,792	137,034
Shares issued in reinvestment of distributions	—	—	2,421	—	327,055
Shares redeemed	—	—	(712,663)	(622,595)	(406,757)
Net increase (decrease)	—	—	(544,427)	(595,803)	57,332
Institutional Class(2):
Shares sold	66,482	2,509,457	128,023	32,208	248,795
Shares issued in reinvestment of distributions	60,904	239	1,999	—	346,784
Shares redeemed	(71)	—	(477,472)	(1,037,271)	(1,123,296)
Net increase (decrease)	127,315	2,509,696	(347,450)	(1,005,063)	(527,717)
Net increase (decrease) in capital shares	127,315	2,509,696	(891,877)	(1,600,866)	(470,385)

	Greenspring Mid Cap Fund		Sustainable Balanced Fund
	Year Ended December 31, 2024	Year Ended December 30, 2023	Year Ended December 31, 2024
Institutional Class:
Shares sold	90,583	167,668	565,367
Shares issued in reinvestment of distributions	303,866	346,434	7,064
Shares redeemed	(617,602)	(1,476,892)	(4,560)
Net increase (decrease)	(223,153)	(962,790)	567,871
Net increase (decrease) in capital shares	(223,153)	(962,790)	567,871

(1)	Prior to August 8, 2022, the Tran Sustainable Focus Fund’s Investor Class shares were known as Class A Shares.
(2)	Prior to August 8, 2022, the Tran Sustainable Focus Fund’s Institutional Class shares were known as Class I shares. Prior to August 14, 2023 the Greenspring Mid Cap Fund consisted of one class.
(3)	Since commencement of operations on January 31, 2023.
(4)	On February 28, 2023, the CenterSquare Real Estate Fund converted Class Z shares into Institutional Class shares and closed the Class Z shares of the Fund.
(5)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Focus Fund changed its fiscal year end from April 30 to December 31.
(6)	On November 17, 2023, the Long Short Fund converted Class C shares into Investor Class shares and closed the Class C shares of the Fund.

40

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the year ended December 31, 2024, were as follows:

Fund	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
CenterSquare Real Estate Fund	$—	$—	$39,380,631	$71,166,831
Long Short Fund	—	—	108,991,122	156,867,388
Foresight Global Sustainable Infrastructure Fund	—	—	12,589,159	10,509,199
Tran Sustainable Focus Fund	—	—	11,856,490	18,334,957
Greenspring Mid Cap Fund	—	—	12,906,238	25,734,683
Sustainable Balanced Fund	4,320,591	1,317,759	10,133,436	1,980,636

8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2024, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Federal Income Tax Cost
CenterSquare Real Estate Fund	$22,262,615	$(5,246,128)	$17,016,487	$81,867,072
Long Short Fund	12,757,199	(6,937,331)	5,819,868	70,545,686
Foresight Global Sustainable Infrastructure Fund	2,211,208	(8,359,987)	(6,148,779)	48,843,135
Tran Sustainable Focus Fund	10,194,257	(138,710)	10,055,547	19,472,270
Greenspring Mid Cap Fund	64,392,297	(2,556,126)	61,836,171	60,882,625
Sustainable Balanced Fund	1,132,250	(293,261)	838,989	11,079,756

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, mark- to-market on passive foreign investment companies and partnerships basis adjustments.
At December 31, 2024, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings
CenterSquare Real Estate Fund	$—	$—	$(3,065,827)	$17,016,487	$13,950,660
Long Short Fund	22,336	—	(325,711,507)	5,819,868	(319,869,303)
Foresight Global Sustainable Infrastructure Fund	—	—	(2,297,213)	(6,148,779)	(8,445,992)
Tran Sustainable Focus Fund	—	1,984,909	—	10,055,547	12,040,456
Greenspring Mid Cap Fund	107,388	2,876,389	—	61,836,171	64,819,948
Sustainable Balanced Fund	355	—	(110,386)	838,989	728,958

41

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
As of December 31, 2024, the Funds long-term and short-term capital losses were as follows:

Fund	Long-Term Capital Losses	Short-Term Capital Losses
CenterSquare Real Estate Fund	$3,065,827	$—
Long Short Fund	—	325,711,507
Foresight Global Sustainable Infrastructure Fund	727,351	1,471,621
Tran Sustainable Focus Fund	—	—
Greenspring Mid Cap Fund	—	—
Sustainable Balanced Fund	—	—

The Funds capital losses which will be carried forward indefinitely to offset future realized capital gains.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2024, the Sustainable Balanced Fund deferred $110,386 of post-October losses and the Foresight Global Sustainable Infrastructure Fund deferred late-year losses of $98,241.
The tax character of distributions paid during the last two fiscal years, were as follows:

Fund	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital	Total
CenterSquare Real Estate Fund
12/31/24	$2,393,937	$—	$390,967	$2,784,904
12/31/23	2,702,156	—	—	2,702,156
Long Short Fund
12/31/24	982,286	—	—	982,286
12/31/23	3,141,532	—	—	3,141,532
Foresight Global Sustainable Infrastructure Fund
12/31/24	1,406,804	—	40,400	1,447,204
12/31/23	1,158,583	—	—	1,158,583
Tran Sustainable Focus Fund
12/31/24	—	40,199	—	40,199
12/31/23	—	—	—	—
4/30/23(2)	—	4,058,988	61	4,059,049
Greenspring Mid Cap Fund
12/31/24	542,110	7,892,843	—	8,434,953
12/31/23	1,078,101	6,820,380	—	7,898,481
Sustainable Balanced Fund
12/31/24	158,143	—	—	158,143

(1)	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
(2)	On November 1, 2023 the Tran Sustainable Focus Fund changed its fiscal year end from April 30 to December 31.

42

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, the Funds made the following permanent book–to–tax reclassifications primarily attributable to non-deductible excise tax expense and net operating losses:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid-in Capital
CenterSquare Real Estate Fund	$7,414	$(7,414)
Long Short Fund	—	—
Foresight Global Sustainable Infrastructure Fund	(3,081)	3,081
Tran Sustainable Focus Fund	125,491	(125,491)
Greenspring Mid Cap Fund	—	—
Sustainable Balanced Fund	—	—

9. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, National Financial Services, for the benefit of its customers, owned 42.72% of the CenterSquare Real Estate Fund, Blackmead Infrastructure Limited, for the benefit of its customers, owned 98.78% of the Foresight Global Sustainable Infrastructure Fund, and National Financial Services and Charles Schwab & Company, for the benefit of their customers, owned 45.98% and 49.74%, respectively, of the Sustainable Balanced Fund.
10. CREDIT AGREEMENT
Effective July 12, 2022, the Trust established an unsecured line of credit (“LOC”) in the amount of $50,000,000, 20% of a Fund’s gross market value, or 33.33% of the unencumbered assets of a Fund, whichever is less. The LOC matures, unless renewed, on July 9, 2025. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs. Interest is charged at the prime rate. The LOC is with the Custodian. The Funds of the Trust have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the year ended December 31, 2024 the Funds’ activity under the LOC was as follows:

Fund	Average Principal Balance	Average Interest Rate	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
CenterSquare Real Estate Fund	$155,167	8.17%	$195,000	May 6-7, 2024
Long Short Fund	—	N/A	—	N/A
Foresight Global Sustainable Infrastructure Fund	253,500	8.50%	487,000	January 1, 2024
Tran Sustainable Focus Fund	330,200	8.50%	1,216,000	July 1, 2024
Greenspring Mid Cap Fund	—	N/A	—	N/A
Sustainable Balanced Fund	—	N/A	—	N/A

11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by

43

CROMWELL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
12. SUBSEQUENT EVENT
On February 3, 2025 U.S. Bancorp Fund Services serving as the Funds’ Administrator and Fund Accountant and U.S. Bank N.A serving as the Custodian to the Funds were replaced in those roles by The Bank of New York Mellon.
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no additional items require recognition or disclosure.

44

CROMWELL FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
December 31, 2024
To the Shareholders of Cromwell CenterSquare Real Estate Fund, Cromwell Long Short Fund (formerly “Cromwell Marketfield L/S Fund”), Cromwell Foresight Global Sustainable Infrastructure Fund, Cromwell Tran Sustainable Focus Fund, Cromwell Greenspring Mid Cap Fund, and Cromwell Sustainable Balanced Fund and Board of Trustees of Total Fund Solution.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Total Fund Solution comprising the funds listed below (the “Funds”) as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cromwell CenterSquare Real Estate Fund, Cromwell Long Short Fund (formerly “Cromwell Marketfield L/S Fund”), Cromwell Greenspring Mid Cap Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and December 31, 2023	For the years ended December 31, 2024 and December 31, 2023
Cromwell Foresight Global Sustainable Infrastructure Fund	For the year ended December 31, 2024	For year ended December 31, 2024 and the period January 31, 2023 (commencement of operations) through December 31, 2023	For year ended December 31, 2024 and the period January 31, 2023 (commencement of operations) through December 31, 2023
Cromwell Tran Sustainable Focus Fund	For the year ended December 31, 2024	For the year ended December 31, 2024, the period May 1, 2023 through December 31, 2023, and for the year ended April 30, 2023	For the year ended December 31, 2024, the period May 1, 2023 through December 31, 2023, and for the year ended April 30, 2023
Cromwell Sustainable Balanced Fund	For the period January 2, 2024 (commencement of operations) through December 31, 2024	For the period January 2, 2024 (commencement of operations) through December 31, 2024	For the period January 2, 2024 (commencement of operations) through December 31, 2024

The financial highlights for Cromwell CenterSquare Real Estate Fund for the years ended December 31, 2022, and prior, were audited by other auditors whose reports dated February 28, 2023 and February 28, 2022, expressed unqualified opinions on those financial highlights.
The financial highlights for Cromwell Long Short Fund (formerly “Cromwell Marketfield L/S Fund”) for the years ended December 31, 2022, and prior, were audited by other auditors whose reports dated February 28, 2023 and February 28, 2022, expressed unqualified opinions on those financial highlights.
The financial highlights for Cromwell Tran Sustainable Focus Fund for the years ended April 30, 2022, and prior, were audited by other auditors whose report dated June 24, 2022, expressed an unqualified opinion on those financial highlights.
The financial highlights for Cromwell Greenspring Mid Cap Fund for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial highlights.

45

CROMWELL FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
December 31, 2024 (Continued)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

46

CROMWELL FUNDS
ADDITIONAL INFORMATION
December 31, 2024
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-855-625-7333.
AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-625-7333. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-625-7333, or (2) on the SEC’s website at www.sec.gov.
TAX INFORMATION
For the year ended December 31, 2024, the % of ordinary income distribution designated by the Funds as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was as follows:

Fund
CenterSquare Real Estate Fund	7.22%
Long Short Fund	97.97%
Foresight Global Sustainable Infrastructure Fund	66.24%
Tran Sustainable Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%
Sustainable Balanced Fund	23.16%

For the year ended December 31, 2024, the % of dividends paid from net ordinary income that qualified for the dividends received deduction available to corporate shareholders was as follows:

Fund
CenterSquare Real Estate Fund	3.21%
Long Short Fund	95.91%
Foresight Global Sustainable Infrastructure Fund	7.81%
Tran Sustainable Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%
Sustainable Balanced Fund	18.22%

For the year ended December 31, 2024, the % of taxable ordinary income distributions designated by the Funds as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

Fund
CenterSquare Real Estate Fund	0.00%
Long Short Fund	0.00%
Foresight Global Sustainable Infrastructure Fund	0.00%
Tran Sustainable Focus Fund	0.00%
Greenspring Mid Cap Fund	0.00%
Sustainable Balanced Fund	20.73%

For the year ended December 31, 2024, the Foresight Global Sustainable Infrastructure Fund earned $1,288,577 in foreign source income and paid $75,209 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

47

CROMWELL FUNDS
ADDITIONAL INFORMATION
December 31, 2024 (Continued)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

48

INVESTMENT ADVISER
Cromwell Investment Advisors, LLC
810 Gleneagles Court, Suite 106
Baltimore, MD 21286

SUB-ADVISERS
CenterSquare Investment Management LLC 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Tran Capital Management L.P. 1000 Fourth Street, Suite 800 San Rafael, CA 94901
Mutual of America Capital Management LLC 320 Park Avenue New York, NY 10022	Corbyn Investment Management, Inc. 2330 West Joppa Road, Suite 108 Lutherville, MD 21093
Foresight Group LLP The Shard, 32 London Bridge Street London SE1 9SG, United Kingdom	Aristotle Pacific Capital, LLC 840 Newport Center Drive, 7th Floor Newport Beach, CA 92660

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-625-7333.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of

1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Total Fund Solution

By (Signature and Title)*	/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date	3/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date	3/6/25

By (Signature and Title)*	/s/ Brian C. Nelson
Brian C. Nelson
Treasurer, Principal Financial Officer

Date	3/7/25